UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-5349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

4900 Sears Tower, Chicago, Illinois 60606-6303

(Address of principal executive offices) (Zip code)

Howard B. Surloff, Esq.	Copies to:
Goldman, Sachs & Co.	Jeffrey A. Dalke, Esq.
One New York Plaza	Drinker Biddle & Reath LLP
New York, New York 10004	One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: DECEMBER 31

Date of reporting period: JUNE 30, 2004

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Trust
Financial Square Funds SM

▶ Prime Obligations Fund

▶ Money Market Fund

▶ Treasury Obligations Fund

▶ Treasury Instruments Fund

▶ Government Fund

▶ Federal Fund

▶ Tax-Free Money Market Fund

SEMIANNUAL REPORT
June 30, 2004

Goldman Sachs Trust
Financial Square FundsSM

Taxable Funds*

Financial Square Prime Obligations Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, obligations of U.S. banks, commercial paper and other high quality, short-term obligations of U.S. companies, states, municipalities and other entities and repurchase agreements.

Financial Square Money Market Fund. The Fund invests in securities of the U.S. Government, its agencies, authorities, and instrumentalities, U.S. dollar denominated obligations of U.S. banks and foreign banks, U.S. dollar denominated commercial paper and other high-quality, short-term obligations of states, municipalities and other entities, U.S. and foreign companies, and of foreign governments, and repurchase agreements.

Financial Square Treasury Obligations Fund. Rated “AAA” by Standard & Poor’s Rating Group and “Aaa” by Moody’s Investors Service, Inc., the Fund invests only in securities issued by the U.S. Treasury which are backed by the full faith and credit of the U.S. Government, and repurchase agreements relating to such securities.

Financial Square Treasury Instruments Fund. The Fund invests only in certain U.S. Treasury obligations, the interest income from which is generally exempt from state income taxation.

Financial Square Government Fund. The Fund invests, directly or indirectly, only in securities of the U.S. Government, its agencies, authorities and instrumentalities, and repurchase agreements relating to such securities.

Financial Square Federal Fund. The Fund invests only in certain securities of the U.S. Government and certain of its agencies, authorities and instrumentalities, the interest income from which is generally exempt from state income taxation.

Tax-Exempt Fund*

Financial Square Tax-Free Money Market Fund. The Fund invests in securities issued by or on behalf of states, territories and possessions of the United States, its political subdivisions, agencies, authorities, and instrumentalities, and the District of Columbia, the interest from which is exempt from federal income tax, and not an item of tax preference under the federal alternative minimum tax.

*	Past performance is no guarantee of future results. Yields will vary. An investment in any of the Financial Square Funds is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds. More complete information, including management fees and expenses, is included in the Financial Square Funds’ Prospectuses and/or Statement of Additional Information, or may be obtained by calling Goldman Sachs Funds at 1-800-621-2550. Goldman Sachs Financial Square FundsSM is a service mark of Goldman, Sachs & Co.

Financial Square Prime Obligations Fund
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—36.9%
Asset Backed
Asset Portfolio Funding Corp.
$84,408,000	1.08%	07/13/2004	$84,377,613
180,176,000	1.40	09/07/2004	179,699,535
Blue Ridge Asset Funding Corp.
88,099,000	1.23	07/15/2004	88,056,859
225,000,000	1.22	07/19/2004	224,862,750
Citibank Credit Card Issuance Trust (Dakota Corp.)
95,000,000	1.14	07/13/2004	94,963,900
125,000,000	1.11	07/19/2004	124,930,625
50,000,000	1.12	07/19/2004	49,972,000
150,000,000	1.11	07/20/2004	149,912,125
250,000,000	1.23	07/21/2004	249,829,167
30,000,000	1.23	07/22/2004	29,978,475
75,000,000	1.30	08/05/2004	74,905,208
CXC, Inc.
100,000,000	1.23	08/25/2004	99,812,083
Discover Card Master Trust I Series 2000-A (New Castle)
50,000,000	1.21	07/16/2004	49,974,791
150,000,000	1.23	07/19/2004	149,907,750
50,000,000	1.50	09/21/2004	49,829,167
Edison Asset Securitization Corp.
56,307,000	1.50	09/20/2004	56,116,964
Falcon Asset Securitization Corp.
83,005,000	1.08	07/12/2004	82,977,608
125,345,000	1.07	07/15/2004	125,292,843
90,000,000	1.25	07/19/2004	89,943,750
150,000,000	1.25	07/21/2004	149,895,833
50,000,000	1.09	07/22/2004	49,968,208
200,476,000	1.25	07/22/2004	200,329,820
84,295,000	1.30	07/26/2004	84,218,900
225,000,000	1.27	07/28/2004	224,785,688
FCAR Owner Trust Series I
250,000,000	1.10	07/08/2004	249,946,528
200,000,000	1.15	08/20/2004	199,680,555
Ford Credit Floor Plan Master Owner Trust A Series 2002-1
65,000,000	1.10	07/13/2004	64,976,167
107,000,000	1.21	07/16/2004	106,946,054
75,000,000	1.08	07/19/2004	74,959,500
50,000,000	1.11	08/02/2004	49,950,667
100,000,000	1.23	08/18/2004	99,836,000
52,000,000	1.50	09/15/2004	51,835,333
51,000,000	1.51	09/21/2004	50,824,588
Fountain Square Commercial Funding Corp.
100,000,000	1.48	09/14/2004	99,691,667
Govco, Inc.
25,000,000	1.23	08/25/2004	24,953,021
140,000,000	1.40	09/10/2004	139,613,444
Hatteras Funding Corp.
70,544,000	1.09	07/19/2004	70,505,553
43,675,000	1.15	07/21/2004	43,647,097
60,125,000	1.14	07/27/2004	60,075,497
Independence Funding LLC
185,000,000	1.25	07/06/2004	184,967,882
Jupiter Securitization Corp.
100,000,000	1.09	07/06/2004	99,984,861
121,259,000	1.10	07/07/2004	121,236,769
270,000,000	1.25	07/22/2004	269,803,125
110,000,000	1.25	07/23/2004	109,915,973
215,000,000	1.30	07/28/2004	214,790,375
KittyHawk Funding Corp.
295,783,000	1.07	07/19/2004	295,625,229
150,287,000	1.25	07/21/2004	150,182,634
Park Avenue Receivables Corp.
137,400,000	1.25	07/22/2004	137,299,813
174,450,000	1.30	07/28/2004	174,279,911
Park Granada, LLC
100,009,000	1.60	07/01/2004	100,009,000
50,000,000	1.65	07/01/2004	50,000,000
115,105,000	1.14	07/07/2004	115,083,130
70,000,000	1.12	07/08/2004	69,984,756
110,000,000	1.16	07/08/2004	109,975,189
95,092,000	1.16	07/09/2004	95,067,487
Preferred Receivables Funding Corp.
35,246,000	1.10	07/01/2004	35,246,000
100,000,000	1.07	07/02/2004	99,997,028
Receivables Capital Corp.
53,038,000	1.06	07/01/2004	53,038,000
65,000,000	1.25	07/20/2004	64,957,118
163,517,000	1.27	07/20/2004	163,407,398
112,781,000	1.25	07/22/2004	112,698,764
Three Pillars Funding Corp.
30,801,000	1.25	07/22/2004	30,778,541
Ticonderoga Funding LLC
147,173,000	1.13	07/02/2004	147,168,381
200,167,000	1.20	07/08/2004	200,120,294
200,000,000	1.27	07/13/2004	199,915,333
150,000,000	1.21	07/14/2004	149,934,458
Variable Funding Capital Corp.
90,000,000	1.14	07/21/2004	89,943,000
Yorktown Capital, LLC
78,000,000	1.25	07/20/2004	77,948,542
Commercial Bank
Bank of America Corp.
61,627,000	1.07	07/19/2004	61,594,184
Financial Services
General Electric Capital International Funding
400,000,000	1.10	07/01/2004	400,000,000
300,000,000	1.11	07/06/2004	299,953,750
150,000,000	1.11	07/07/2004	149,972,250

The accompanying notes are an integral part of these financial statements.

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

Commercial Paper and Corporate Obligations (continued)
Security and Commodity Brokers, Dealers and Services
Bear Stearns Companies, Inc.
$500,000,000	1.55%		07/01/2004	$500,000,000

Total Commercial Paper and Corporate Obligations				$9,286,862,508

Certificates of Deposit—5.1%
Citibank, N.A.
$288,000,000	1.10%		08/06/2004	$288,000,000
70,000,000	1.23		08/26/2004	70,000,000
425,000,000	1.29		09/07/2004	425,000,000
Wells Fargo Bank & Co.
490,000,000	1.10		07/08/2004	490,000,000

Total Certificates of Deposit				$1,273,000,000

Bank Note—0.3%
World Savings Bank, FSB
$65,000,000	1.07%		08/12/2004	$64,996,976

Total Bank Note				$64,996,976

Master Demand Note—1.5%
Bank of America Corp.
$390,000,000	1.60%		07/01/2004	$390,000,000

Total Master Demand Note				$390,000,000

U.S. Government Agency Obligations—31.3%
Federal Home Loan Bank
$210,000,000	1.00	%#	07/03/2004	$209,867,459
275,000,000	0.99	#	07/05/2004	274,807,785
500,000,000	1.07	#	07/19/2004	499,879,404
375,000,000	1.44	#	09/15/2004	374,933,773
400,000,000	1.48	#	09/21/2004	399,942,054
65,000,000	1.48		11/19/2004	65,000,000
28,880,000	1.40		04/01/2005	28,869,422
335,000,000	1.40		04/15/2005	334,951,948
150,000,000	1.33		05/02/2005	150,000,000
50,000,000	1.50		05/04/2005	50,000,000
Federal Home Loan Mortgage Corp.
909,125,000	1.10	#	07/07/2004	909,125,000
75,000,000	1.36		08/06/2004	74,998,694
245,000,000	1.14	#	08/07/2004	245,000,000
31,200,000	4.50		08/15/2004	31,329,147
275,615,000	1.37	#	09/09/2004	275,689,443
116,922,000	1.24		10/07/2004	116,528,915
225,000,000	1.51		12/07/2004	224,993,753
64,685,000	1.24		01/11/2005	64,252,761
50,000,000	1.35		01/11/2005	49,637,597
Federal National Mortgage Association
200,000,000	0.98	#	07/03/2004	199,835,912
150,000,000	1.20	#	07/18/2004	150,000,000
100,000,000	1.07	#	07/28/2004	99,980,580
400,000,000	1.21	#	07/29/2004	399,647,457
145,000,000	1.10	#	08/11/2004	144,973,141
105,000,000	6.50		08/15/2004	105,687,578
39,547,000	1.38		08/20/2004	39,471,476
330,000,000	1.23	#	09/06/2004	329,764,802
350,000,000	1.43	#	09/15/2004	349,960,570
100,000,000	1.24		09/17/2004	99,732,417
190,750,000	1.49	#	09/23/2004	190,735,558
50,000,000	1.25		10/15/2004	49,815,972
125,000,000	1.27		11/12/2004	124,409,097
100,521,000	1.17		12/01/2004	100,023,295
192,400,000	1.10		12/16/2004	191,412,347
295,000,000	1.16		12/16/2004	293,403,066
80,964,000	1.14		01/07/2005	80,476,867
50,000,000	1.24		01/07/2005	49,674,097
52,000,000	1.30		01/07/2005	51,643,222
192,131,000	1.31		01/07/2005	190,802,628
146,048,000	1.35		03/04/2005	144,700,707
75,000,000	1.36		04/01/2005	74,223,667
50,000,000	1.36		05/03/2005	49,998,043

Total U.S. Government Agency Obligations				$7,890,179,654

Variable Rate Obligations#—12.8%
AIG FP Matched Funding
$110,000,000	1.10%		07/20/2004	$109,984,030
Allstate Life Global Funding II
50,000,000	1.28		07/15/2004	50,000,000
70,000,000	1.27		07/16/2004	70,000,000
American Express Centurion Bank
100,000,000	1.20		07/15/2004	99,984,061
100,000,000	1.24		07/22/2004	100,000,000
100,000,000	1.27		07/26/2004	99,997,145
150,000,000	1.28		07/26/2004	150,000,000
100,000,000	1.28		07/28/2004	99,981,678
American Express Credit Corp.
70,000,000	1.20		07/05/2004	70,000,000
BellSouth Telecommunications, Inc.
200,000,000	1.40		09/07/2004	200,000,000
Citigroup Global Markets Holdings, Inc.
50,000,000	1.72		09/20/2004	50,024,656
Citigroup, Inc.
54,500,000	1.25		08/09/2004	54,534,689
General Electric Capital Corp.
65,000,000	1.76		07/01/2004	65,033,514
155,000,000	1.25		07/09/2004	155,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Prime Obligations Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
Hartford Life Insurance Co.†
$100,000,000	1.24%	07/01/2004	$100,000,000
M & I Marshall & IIsley Bank
68,000,000	1.05	07/02/2004	67,995,345
Merrill Lynch & Co., Inc.
125,000,000	1.13	07/06/2004	125,000,000
58,700,000	1.46	07/13/2004	58,820,021
150,000,000	1.45	07/21/2004	150,301,445
Metropolitan Life Global Funding I
85,000,000	1.36	07/28/2004	85,000,000
Monumental Life Insurance Co.†
120,000,000	1.26	07/01/2004	120,000,000
55,000,000	1.28	07/01/2004	55,000,000
Morgan Stanley
350,000,000	1.58	07/01/2004	350,000,000
25,000,000	1.13	07/06/2004	25,000,000
150,000,000	1.33	07/27/2004	150,000,000
New York Life Insurance Co.†
75,000,000	1.18	07/01/2004	75,000,000
225,000,000	1.64	07/01/2004	225,000,000
Pacific Life Global Funding
100,000,000	1.12	07/06/2004	100,000,000
Travelers Insurance Co.†
150,000,000	1.25	07/31/2004	150,000,000
U.S. Bank N.A.
25,000,000	1.25	07/30/2004	24,993,420

Total Variable Rate Obligations			$3,236,650,004

Time Deposits—2.3%
Chase Manhattan Bank, N.A.
$72,000,000	1.25%	07/01/2004	$72,000,000
Regions Bank
300,000,000	1.38	07/01/2004	300,000,000
U.S. Bank, N.A.
200,000,000	1.31	07/01/2004	200,000,000

Total Time Deposits			$572,000,000

Total Investments before Repurchase Agreements			$22,713,689,142

Repurchase Agreements—Unaffiliated Issuers^*—9.0%
Joint Repurchase Agreement Account I
$264,400,000	1.29%	07/01/2004	$264,400,000
Maturity Value: $264,409,467
Joint Repurchase Agreement Account II
1,750,000,000	1.55	07/01/2004	1,750,000,000
Maturity Value: $1,750,075,104
UBS LLC
250,000,000	1.55	07/01/2004	250,000,000
Maturity Value: $250,010,764

Total Repurchase Agreements—Unaffiliated Issuers			$2,264,400,000

Repurchase Agreements—Affiliated Issuers^*—0.8%
Goldman, Sachs & Co.
$200,000,000	1.55%	07/01/2004	$200,000,000
Maturity Value: $200,008,611

Total Repurchase Agreements—Affiliated Issuers			$200,000,000

Total Investments—100.0%			$25,178,089,142

#	Variable or floating rate security index is based on either federal funds or LIBOR lending rate.
^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Commercial Paper and Corporate Obligations—26.8%
Asset Backed
Atlantic Asset Securitization Corp.
$91,295,000	1.26%	07/22/2004	$91,227,898
Atlantis One Funding Corp.
50,000,000	1.07	07/20/2004	49,971,764
Blue Ridge Asset Funding Corp.
125,000,000	1.22	07/19/2004	124,923,750
Falcon Asset Securitization Corp.
110,000,000	1.26	07/15/2004	109,946,100
FCAR Owner Trust Series I
105,000,000	1.11	08/03/2004	104,893,162
90,000,000	1.48	09/15/2004	89,718,800
Ford Credit Floor Plan Master Owner Trust (Motown)
115,000,000	1.23	08/18/2004	114,811,400
100,000,000	1.52	09/22/2004	99,649,556
Govco, Inc.
122,000,000	1.50	09/13/2004	121,623,833
30,000,000	1.50	09/14/2004	29,906,250
Liberty Street Funding Corp.
85,000,000	1.24	07/09/2004	84,976,578
Nieuw Amsterdam Receivables Corp.
150,000,000	1.28	07/26/2004	149,866,667
Old Line Funding Corp.
59,323,000	1.27	07/28/2004	59,266,495
Sheffield Receivables Corp.
160,000,000	1.25	07/20/2004	159,894,444
Thames Asset Global Securitization I
50,000,000	1.23	07/19/2004	49,969,250
99,286,000	1.23	08/18/2004	99,123,171
Thunder Bay Funding, Inc.
38,106,000	1.10	07/07/2004	38,099,014
Ticonderoga Funding LLC
133,645,000	1.27	07/13/2004	133,588,424
Tulip Funding Corp.
150,000,000	1.08	07/01/2004	150,000,000
74,506,000	1.24	08/25/2004	74,364,852
Asset-Backed-Special Purpose Finance Companies
Citibank Credit Card Issuance Trust (Dakota Corp.)
115,000,000	1.22	07/20/2004	114,925,953
Scaldis Capital LLC
70,458,000	1.19	08/18/2004	70,346,206
Commercial Banks
Norddeutsche Landesbank Girozentrale
50,000,000	1.41	09/10/2004	49,860,959
Svenska Handlesbanken, Inc.
50,000,000	1.40	09/13/2004	49,856,111
Transportation Services
Network Rail Finance PLC
50,000,000	1.10	07/30/2004	49,955,896
78,000,000	1.50	09/23/2004	77,727,000
50,000,000	1.30	11/04/2004	49,772,937

Total Commercial Paper and Corporate Obligations			$2,398,266,470

Medium-Term Note-Eurodollar#—0.4%
Bank Of Western Australia Ltd.
$34,400,000	1.30%	07/26/2004	$34,424,649

Total Medium-Term Note-Eurodollar			$34,424,649

Certificates of Deposit-Eurodollar—13.9%
Alliance & Leicester PLC
$25,000,000	1.12%	07/14/2004	$25,000,045
45,000,000	1.53	12/02/2004	45,000,948
30,000,000	1.56	12/07/2004	30,001,303
25,000,000	1.40	01/13/2005	25,000,671
27,000,000	1.42	02/02/2005	27,001,597
Barclays Bank PLC
150,000,000	1.10	07/22/2004	150,000,435
DePfa-Bank Europe PLC
50,000,000	1.10	07/23/2004	50,000,000
100,000,000	1.10	08/26/2004	100,000,000
HBOS Treasury Services PLC
50,000,000	1.12	08/10/2004	50,001,101
ING Bank NV
100,000,000	1.10	07/23/2004	100,000,000
KBC Bank NV
80,000,000	1.26	07/16/2004	80,000,333
Landesbank Baden-Wuerttemberg
50,000,000	1.19	10/20/2004	50,001,532
40,000,000	1.13	12/29/2004	40,001,994
Landesbank Hessen-Thueringen Girozentrale
80,000,000	1.31	10/18/2004	79,966,529
50,000,000	1.51	11/19/2004	50,000,000
39,000,000	1.51	11/30/2004	39,000,000
50,000,000	1.21	12/31/2004	50,019,937
Unicredito Italiano SpA
200,000,000	1.10	07/14/2004	200,000,359
50,000,000	1.10	07/15/2004	50,000,097

Total Certificates of Deposit-Eurodollar			$1,240,996,881

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Certificates of Deposit-Yankeedollar—5.9%
Bayerische Landesbank Girozentrale
$25,000,000	1.49%	05/06/2005	$24,996,833
HSH Nordbank AG
55,000,000	1.38	01/31/2005	54,999,194
Landesbank Hessen-Thueringen Girozentrale
25,000,000	1.40	02/02/2005	24,997,782
Royal Bank Canada
30,000,000	1.40	02/08/2005	30,000,000
Toronto-Dominion Bank
50,000,000	1.06	07/20/2004	50,000,000
65,000,000	1.14	12/29/2004	65,000,000
UBS AG
40,000,000	1.11	09/21/2004	40,000,000
Westdeutsche Landesbank Girozentrale
140,000,000	1.16	07/06/2004	140,000,953
50,000,000	1.42	09/02/2004	50,000,000
50,000,000	1.25	09/16/2004	50,000,000

Total Certificates of Deposit-Yankeedollar			$529,994,762

U.S. Government Agency Obligations—11.6%
Federal Home Loan Bank
$200,000,000	0.99%#	07/05/2004	$199,854,729
100,000,000	1.07#	07/19/2004	99,975,881
20,000,000	1.40	04/15/2005	19,997,791
15,000,000	1.50	05/04/2005	15,000,000
Federal Home Loan Mortgage Corp.
182,000,000	1.10#	07/07/2004	182,000,000
25,000,000	1.34	08/12/2004	24,961,063
45,000,000	1.24	10/07/2004	44,848,712
35,000,000	1.35	03/08/2005	34,671,875
Federal National Mortgage Association
170,000,000	0.98#	07/03/2004	169,860,525
140,000,000	1.23#	09/06/2004	139,900,219
109,872,000	1.30	11/12/2004	109,342,386

Total U.S. Government Agency Obligations			$1,040,413,181

Variable Rate Obligations#—29.9%
Allstate Life Global Funding II
$30,000,000	1.27%	07/16/2004	$30,000,000
American Express Credit Corp.
30,000,000	1.20	07/05/2004	30,000,000
Bank of Nova Scotia
50,000,000	1.27	07/26/2004	49,999,098
Barclays Bank PLC
50,000,000	1.06	07/06/2004	49,993,661
60,000,000	1.09	07/08/2004	59,994,227
Bayerische Landesbank Girozentrale
105,000,000	1.21	07/20/2004	104,987,564
BNP Paribas SA
160,000,000	1.04	07/01/2004	159,973,338
50,000,000	1.51	09/30/2004	49,989,484
Canadian Imperial Bank of Commerce
75,000,000	1.29	07/27/2004	75,000,843
85,000,000	1.27	07/29/2004	84,978,854
Compass Securitization LLC
75,000,000	1.11	07/08/2004	75,000,000
75,000,000	1.16	07/12/2004	74,999,566
Credit Agricole Indosuez
50,000,000	1.05	07/01/2004	49,992,719
100,000,000	1.23	08/31/2004	99,982,139
DePfa-Bank Europe PLC
50,000,000	1.27	09/15/2004	50,000,000
Deutsche Bank AG
150,000,000	1.11	07/08/2004	150,000,000
Fairway Finance Corp.
100,000,000	1.09	07/07/2004	99,998,924
General Electric Capital Corp.
75,000,000	1.25	07/09/2004	75,000,000
HBOS Treasury Services PLC
177,000,000	1.17	07/21/2004	177,051,351
50,000,000	1.32	07/23/2004	50,004,357
75,000,000	1.28	08/20/2004	75,000,000
HSH Nordbank AG
50,000,000	1.05	06/30/2004	49,993,707
ING Bank NV
51,000,000	1.23	08/20/2004	51,000,957
Landesbank Baden-Wuerttemberg
30,000,000	1.15	07/12/2004	29,998,337
35,000,000	1.23	08/31/2004	34,994,477
Metropolitan Life Global Funding I
40,000,000	1.25	07/15/2004	40,000,000
Monumental Life Insurance Co.†
80,000,000	1.26	07/01/2004	80,000,000
Morgan Stanley, Inc.
25,000,000	1.13	07/06/2004	25,000,000
Natexis Banque Populaires
100,000,000	1.55	07/01/2004	99,999,417
Nationwide Building Society
85,000,000	1.14	07/23/2004	85,000,000
50,000,000	1.59	09/28/2004	50,000,000
New York Life Insurance Co.†
40,000,000	1.18	07/01/2004	40,000,000
25,000,000	1.18	07/01/2004	25,000,000
100,000,000	1.64	07/01/2004	100,000,000
Rabobank Nederland
65,000,000	1.04	07/01/2004	64,989,386

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Variable Rate Obligations (continued)
Societe Generale
$100,000,000	1.11%	07/12/2004	$99,984,357
75,000,000	1.28	07/30/2004	74,991,348
Westdeutsche Landesbank Girozentrale
60,000,000	1.24	08/31/2004	59,990,068

Total Variable Rate Obligations			$2,682,888,179

Time Deposit—2.0%
J.P. Morgan Chase & Co.
$181,600,000	1.25%	07/01/2004	$181,600,000

Total Time Deposit			$181,600,000

Total Investments before Repurchase Agreements			$8,108,584,122

Repurchase Agreements^*—9.4%
Joint Repurchase Agreement Account I
$345,000,000	1.29%	07/01/2004	$345,000,000
Maturity Value: $345,012,353
Joint Repurchase Agreement Account II
250,000,000	1.55	07/01/2004	250,000,000
Maturity Value: $250,010,729
UBS LLC
250,000,000	1.55	07/01/2004	250,000,000
Maturity Value: $250,010,764

Total Repurchase Agreements			$845,000,000

Total Investments—99.9%			$8,953,584,122

#	Variable or floating rate security index is based on federal funds, LIBOR or Prime lending rate.
^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.
†	Insurance company issued short-term funding agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Obligations Fund
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—19.9%
United States Treasury Bills
$25,000,000	1.05%	09/16/2004	$24,943,854
40,000,000	1.18	10/28/2004	39,844,639
United States Treasury Notes
138,000,000	6.00	08/16/2004	138,838,806
125,000,000	2.13	08/31/2004	125,185,640
80,000,000	5.88	11/15/2004	81,369,384
67,000,000	2.00	11/30/2004	67,175,342
150,000,000	1.75	12/31/2004	150,328,264
100,000,000	1.50	02/28/2005	100,189,615
55,000,000	1.63	05/02/2005	55,152,242
20,000,000	6.75	05/16/2005	20,906,250

Total U.S. Treasury Obligations			$803,934,036

Total Investments before Repurchase Agreements			$803,934,036

Repurchase Agreements—Unaffiliated Issuers^*—78.8%
Joint Repurchase Agreement Account I
$2,910,300,000	1.29%	07/01/2004	$2,910,300,000
Maturity Value: $2,910,404,124
Lehman Brothers Holdings, Inc.
117,700,000	1.25	07/01/2004	117,700,000
Maturity Value: $117,704,087
UBS LLC
150,000,000	1.23	07/01/2004	150,000,000
Maturity Value: $150,005,125

Total Repurchase Agreements—Unaffiliated Issuers			$3,178,000,000

Repurchase Agreements—Affiliated Issuers^*—1.2%
Goldman, Sachs & Co.
$50,000,000	1.29%	07/01/2004	$50,000,000
Maturity Value: $50,001,792

Total Repurchase Agreements—Affiliated Issuers			$50,000,000

Total Investments—99.9%			$4,031,934,036

^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury obligations.

*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate or the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Treasury Instruments Fund
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Treasury Obligations—162.2%
United States Treasury Bills
$210,000,000	0.94%	07/01/2004	$210,000,000
221,400,000	0.95	07/01/2004	221,400,000
45,000,000	1.05	07/01/2004	45,000,000
6,100,000	1.06	07/08/2004	6,098,743
33,100,000	0.99	07/15/2004	33,087,321
5,700,000	1.00	07/15/2004	5,697,794
50,000,000	1.06	07/15/2004	49,979,389
100,000,000	0.96	07/22/2004	99,944,292
320,600,000	1.07	07/22/2004	320,400,269
100,000,000	1.14>	07/29/2004	99,911,334
550,000,000	1.15>	07/29/2004	549,509,514
100,000,000	1.17>	07/29/2004	99,909,194
65,000,000	1.03	10/07/2004	64,817,747
150,000,000	1.09	10/21/2004	149,493,667

Total U.S. Treasury Obligations			$1,955,249,264

Total Investments—162.2%			$1,955,249,264

>	All or portion represents a forward commitment.

Interest rates represent the annualized yield on date of purchase for discounted securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Government Fund
June 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—66.2%
Federal Farm Credit Bank
$60,000,000	1.01	%#	07/01/2004	$59,999,457
Federal Home Loan Bank
20,000,000	1.00	#	07/03/2004	19,987,377
50,000,000	0.99	#	07/05/2004	49,960,669
50,000,000	1.04	#	07/05/2004	49,998,716
75,000,000	1.00	#	07/14/2004	74,999,465
50,000,000	1.07	#	07/19/2004	49,987,940
30,000,000	1.19	#	07/27/2004	29,997,828
17,000,000	1.22		08/04/2004	16,999,741
75,000,000	1.06	#	08/11/2004	74,997,898
60,000,000	1.15	#	08/25/2004	59,996,824
50,000,000	1.37		09/09/2004	50,000,000
20,000,000	1.44	#	09/15/2004	19,997,277
20,000,000	1.48	#	09/21/2004	19,999,671
40,000,000	1.51	#	09/30/2004	39,998,644
42,135,000	2.00		11/15/2004	42,215,550
20,000,000	1.40		04/01/2005	19,992,674
20,000,000	1.40		04/15/2005	19,997,002
Federal Home Loan Mortgage Corp.
50,000,000	1.10	#	07/07/2004	50,000,000
25,000,000	6.25		07/15/2004	25,046,191
75,000,000	1.07		08/03/2004	74,926,781
10,000,000	1.31		08/12/2004	9,984,717
60,567,000	4.50		08/15/2004	60,816,640
25,000,000	1.37	#	09/09/2004	25,001,771
23,000,000	1.43	#	09/20/2004	22,992,934
35,000,000	1.42		09/21/2004	34,886,794
25,994,000	1.44		09/21/2004	25,909,036
25,000,000	1.51		12/07/2004	24,999,306
Federal National Mortgage Association
25,000,000	0.98	#	07/03/2004	24,979,489
50,000,000	0.99	#	07/03/2004	49,993,668
50,000,000	1.12	#	07/15/2004	49,982,083
75,000,000	1.20	#	07/18/2004	74,992,831
50,000,000	1.16		07/23/2004	49,964,556
75,000,000	1.07	#	07/28/2004	74,986,969
118,000,000	1.21	#	07/29/2004	117,918,841
100,000,000	1.04	#	07/30/2004	99,997,985
30,000,000	1.08		08/04/2004	29,969,400
70,000,000	1.10	#	08/11/2004	69,987,033
20,000,000	6.50		08/15/2004	20,131,395
43,918,000	1.38		08/20/2004	43,833,824
100,000,000	1.23	#	09/06/2004	99,928,728
70,000,000	1.33		09/08/2004	69,822,229
33,000,000	1.36		09/08/2004	32,913,980
50,000,000	1.42		09/15/2004	49,850,111
30,000,000	1.44		09/22/2004	29,900,400
35,000,000	1.25		11/03/2004	34,848,090
40,000,000	1.30		01/07/2005	39,725,556
30,000,000	7.13		02/15/2005	31,076,546
10,000,000	3.88		03/15/2005	10,180,837
25,000,000	1.35		04/28/2005	25,000,000

Total U.S. Government Agency Obligations				$2,183,675,454

Total Investments before Repurchase Agreements				$2,183,675,454

Repurchase Agreements—Unaffiliated Issuers^*—29.2%
Joint Repurchase Agreement Account I
$45,800,000	1.29%		07/01/2004	$45,800,000
Maturity Value: $45,801,640
Joint Repurchase Agreement Account II
675,000,000	1.55		07/01/2004	675,000,000
Maturity Value: $675,028,969
Lehman Brothers Holdings, Inc.
92,400,000	1.25		07/01/2004	92,400,000
Maturity Value: $92,403,208
UBS LLC
50,000,000	1.23		07/01/2004	50,000,000
Maturity Value: $50,001,708
100,000,000	1.05		07/06/2004	100,000,000
Maturity Value: $100,262,500
Dated:04/07/04

Total Repurchase Agreements—Unaffiliated Issuers				$963,200,000

Repurchase Agreements—Affiliated Issuers^*—4.5%
Goldman, Sachs & Co.
$150,000,000	1.29%		07/01/2004	$150,000,000
Maturity Value: $150,005,375

Total Repurchase Agreements—Affiliated Issuers				$150,000,000

Total Investments—99.9%				$3,296,875,454

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
^	At June 30, 2004, these agreements were fully collateralized by U.S. Treasury or Federal Agency obligations.
*	Unless noted, all repurchase agreements were entered into on June 30, 2004.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund
June 30, 2004 (Unaudited)

Principal	Interest		Maturity	Amortized
Amount	Rate		Date	Cost

U.S. Government Agency Obligations—99.8%
Federal Farm Credit Bank
$650,000,000	0.98	%†	07/01/2004	$650,000,000
70,000,000	1.01	#	07/01/2004	69,975,055
100,000,000	1.02	#	07/01/2004	99,988,214
100,000,000	1.05	#	07/01/2004	100,000,000
50,000,000	0.98		07/02/2004	49,998,639
60,000,000	1.00		07/02/2004	59,998,333
42,000,000	1.00	#	07/03/2004	41,989,465
100,000,000	1.02	#	07/03/2004	99,997,367
70,000,000	1.03	#	07/03/2004	70,000,000
50,000,000	1.00		07/06/2004	49,993,056
75,000,000	1.05		07/06/2004	74,989,062
75,000,000	1.06		07/06/2004	74,988,958
70,000,000	1.06		07/07/2004	69,987,633
125,000,000	1.06		07/08/2004	124,974,236
42,000,000	1.20		07/08/2004	41,990,200
60,000,000	1.06		07/09/2004	59,985,867
50,000,000	1.10		07/12/2004	49,983,195
30,000,000	1.13	#	07/12/2004	29,986,974
35,100,000	1.09		07/13/2004	35,087,247
50,000,000	1.23		07/14/2004	49,977,792
130,000,000	1.20		07/15/2004	129,939,333
50,000,000	1.22		07/16/2004	49,974,583
50,000,000	1.21	#	07/17/2004	49,991,447
17,200,000	1.22		07/19/2004	17,189,508
80,000,000	1.17	#	07/20/2004	79,996,466
100,000,000	1.22		07/20/2004	99,935,611
30,000,000	1.00		07/23/2004	29,981,667
110,000,000	1.17	#	07/24/2004	109,995,926
35,715,000	1.18	#	07/25/2004	35,687,191
50,000,000	1.23	#	07/25/2004	49,996,717
70,000,000	1.01	#	08/03/2004	69,999,367
70,000,000	1.02	#	08/12/2004	69,992,187
70,000,000	1.02	#	08/24/2004	69,991,957
Federal Home Loan Bank
60,000,000	1.00	#	07/03/2004	59,962,131
220,000,000	0.99	#	07/05/2004	219,835,677
200,000,000	1.04	#	07/05/2004	199,994,848
25,000,000	0.97	#	07/06/2004	24,999,850
44,970,000	1.18		07/09/2004	44,958,208
142,000,000	1.00	#	07/14/2004	141,998,987
600,000	1.03		07/14/2004	599,777
20,000,000	1.00		07/16/2004	19,998,902
47,672,000	1.15		07/16/2004	47,649,157
75,000,000	1.07	#	07/19/2004	74,981,911
17,000,000	1.03		07/21/2004	16,990,272
113,800,000	1.19		07/21/2004	113,724,766
29,788,000	1.26		07/21/2004	29,767,148
16,950,000	1.06		07/23/2004	16,939,072
35,000,000	1.22		07/23/2004	34,973,906
17,032,000	1.25		07/23/2004	17,018,989
70,000,000	1.22	#	07/25/2004	69,988,525
35,000,000	1.21	#	07/27/2004	34,997,466
110,000,000	1.06		07/28/2004	109,912,963
50,000,000	1.27		07/28/2004	49,952,375
50,000,000	1.04		08/04/2004	49,950,889
100,000,000	1.22		08/04/2004	99,998,476
100,000,000	1.06	#	08/11/2004	99,997,197
9,500,000	4.63		08/13/2004	9,537,881
67,910,000	6.25		08/13/2004	68,298,249
87,500,000	1.14		08/18/2004	87,367,583
267,000,000	1.05		08/20/2004	266,610,625
22,200,000	1.23		08/20/2004	22,162,075
110,000,000	1.15	#	08/25/2004	109,994,177
75,000,000	1.32		08/25/2004	74,848,750
150,000,000	1.17	#	08/26/2004	149,921,842
54,435,000	1.34		08/27/2004	54,319,938
33,196,000	1.25		09/03/2004	33,122,231
50,000,000	1.30		09/03/2004	49,884,445
100,000,000	1.29		09/08/2004	99,752,750
50,000,000	1.37		09/09/2004	50,000,000
100,000,000	1.45		09/10/2004	99,714,028
35,000,000	1.42		09/15/2004	34,895,078
345,000,000	1.44	#	09/15/2004	344,947,923
70,000,000	1.42		09/17/2004	69,784,633
57,000,000	1.48	#	09/21/2004	56,999,058
25,000,000	1.42		09/24/2004	24,916,180
75,000,000	1.43		09/24/2004	74,746,771
170,000,000	1.51	#	09/30/2004	169,986,390
33,400,000	1.15		10/13/2004	33,289,038
70,000,000	1.15		10/15/2004	69,762,972
19,000,000	3.63		10/15/2004	19,138,426
43,000,000	2.00		11/15/2004	43,082,203
70,000,000	1.43		11/17/2004	69,613,503
50,000,000	1.44		11/19/2004	49,718,000
35,000,000	1.50		12/07/2004	35,000,000
60,000,000	1.73		12/17/2004	59,512,717
50,000,000	1.43		12/24/2004	50,000,000
30,000,000	4.38		02/15/2005	30,571,056
35,000,000	1.40		04/01/2005	34,987,180
35,000,000	1.40		04/15/2005	34,996,134
35,000,000	1.33		05/02/2005	35,000,000
30,000,000	4.13		05/13/2005	30,684,123
Student Loan Marketing Association
38,000,000	3.38		07/15/2004	38,029,702

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Federal Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

U.S. Government Agency Obligations (continued)
Tennessee Valley Authority
$40,000,000	1.21%	07/08/2004	$39,990,589

Total U.S. Government Agency Obligations			$6,970,940,995

Total Investments—99.8%			$6,970,940,995

#	Variable or floating rate security index is based on either LIBOR or Prime lending rate.
†	Federal Farm Credit Bank Funding Corporation issued Master Note Purchase Agreement.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted securities, or, for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security or the next interest reset date for floating rate securities.

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Alabama—2.4%
Alabama Housing Finance Authority MF Hsg. VRDN RB Refunding for Rime Village Huntsville Series 1996 B (FNMA) (A-1+)
$11,275,000	1.10%	07/07/2004	$11,275,000
Birmingham GO VRDN Capital Improvement Series 1998 A (Regions Bank LOC) (A-1/VMIG1)
4,420,000	1.08	07/01/2004	4,420,000
Birmingham GO VRDN Capital Improvement Series 2004 A (AMBAC) (SouthTrust Bank SPA) (A-1/P-1)
18,490,000	1.08	07/01/2004	18,490,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 A (A-1/VMIG1)
19,400,000	1.10	07/01/2004	19,400,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1995 E (A-1/VMIG1)
13,500,000	1.08	07/01/2004	13,500,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1996 A (A-1/VMIG1)
7,000,000	1.10	07/01/2004	7,000,000
Columbia IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1999 B (A-1/VMIG1)
15,600,000	1.10	07/01/2004	15,600,000
Gadsden IDA VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 (A-1/VMIG1)
6,150,000	1.13	07/01/2004	6,150,000
Huntsville Alabama GO VRDN Warrants Series 2002 G (Regions Bank LOC) (A-1/VMIG1)
10,030,000	1.10	07/01/2004	10,030,000
Jefferson County Sewer Revenue Capital Improvement VRDN Series 2002 A (FGIC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
35,250,000	1.08	07/01/2004	35,250,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1993 A (A-1/VMIG1)
5,100,000	1.14	07/01/2004	5,100,000
Mobile City IDRB VRDN PCRB Refunding for Alabama Power Co. Series 1994 (A-1/VMIG1)
14,100,000	1.10	07/01/2004	14,100,000
Parrish IDRB VRDN PCRB Refunding for Alabama Power Co. Project Series 1994 A (A-1/VMIG1)
14,850,000	1.10	07/01/2004	14,850,000
University of Alabama VRDN RB Series 1993 B (A-1+/VMIG1)
6,800,000	1.07	07/07/2004	6,800,000
West Jefferson IDB VRDN PCRB Refunding for Alabama Power Co. Project Series 1998 (A-1/VMIG1)
23,500,000	1.09	07/01/2004	23,500,000

			$205,465,000

Alaska—1.0%
Alaska State Housing Finance Corp. RB for State Capital Project Series 1998 A2 (AA/Aa2)
$6,485,000	5.00%>	06/01/2005	$6,681,690
Alaska State Housing Finance Corp. VRDN Series 2000 B (A-1+/VMIG1)
33,300,000	1.06	07/07/2004	33,300,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 B (A-1+/VMIG1)
13,100,000	0.98	07/01/2004	13,100,000
Valdez Marine Terminal VRDN RB Refunding for Exxon Pipeline Co. Project Series 1993 C (A-1+/VMIG1)
30,085,000	0.98	07/01/2004	30,085,000

			$83,166,690

Arizona—0.9%
Arizona School District TANS Financing Program COPS Series 2003 (SP-1+/MIG1)
$40,000,000	1.75%	07/30/2004	$40,023,571
Arizona State Transportation Board Highway VRDN RB ROCS II-R-4003 (Citigroup SPA) (VMIG1)
5,190,000	1.14	07/01/2004	5,190,000
Arizona State University RB P-Floats PT 2264 Series 2004 (A-1)
7,195,000	1.12	07/08/2004	7,195,000
City of Phoenix Water CP (Dexia Credit Local LOC) (A-1)
5,000,000	1.09	11/10/2004	5,000,000
10,000,000	1.10	12/09/2004	10,000,000
Salt River Agricultural Project CP Series S-B (Bank of America/ Bank One, N.A./ JP Morgan Chase & Co./ Citibank, N.A./M & I Marshall/ Wells Fargo Bank SPA)
5,000,000	0.95	08/09/2004	5,000,000
9,000,000	0.96	09/13/2004	9,000,000

			$81,408,571

California—6.2%
California Health Facilities Financing Authority VRDN RB for Insured Hospital Adventist Series 1998 A (MBIA) (California State Teachers Retirement Plan SPA) (A-1+/VMIG1)
$14,600,000	1.08%	07/01/2004	$14,600,000
California Health Facilities Financing Authority VRDN RB for Sisters Charity Health System Series 2003 (A-1+/VMIG1)
28,655,000	1.03	07/07/2004	28,655,000
California State Economic Recovery VRDN RB Series 2004 C01 (Landesbank Baden Wurttemberg SPA) (A-1+/VMIG1)
13,830,000	1.12	07/01/2004	13,830,000
California State Economic Recovery VRDN RB Series 2004 C02 (Bank of America SPA) (A-1+/VMIG1)
12,500,000	1.06	07/01/2004	12,500,000
California State Economic Recovery VRDN RB Series 2004 C03 (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
36,000,000	1.06	07/01/2004	36,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

California (continued)
California State Economic Recovery VRDN RB Series 2004 C13 (XLCA) (Depfa Bank PLC SPA) (A-1+/VMIG1)
$4,000,000	1.03%	07/07/2004	$4,000,000
California Statewide Communities Development Authority VRDN RB for Kaiser Permanente Series 2003 C (HSH Nordbank AG SPA) (A-1)
28,960,000	1.04	07/07/2004	28,960,000
California Statewide Communities Development Authority VRDN RB Series 2004 J (JP Morgan Chase & Co. SPA) (A-1)
13,000,000	1.04	07/07/2004	13,000,000
California Statewide Communities Development Authority VRDN RB Series 2004 M (A-1)
11,500,000	1.15	07/07/2004	11,500,000
California Statewide Community Development Authority CP for Kaiser Permanente Series S-K (A-1)
18,000,000	1.04	08/09/2004	18,000,000
Clovis Unified School District TRANS Series 2004 (SP-1+)
25,500,000	2.50>	06/30/2005	25,725,165
Glendale California COPS VRDN for Police Building Project (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
5,300,000	1.06	07/01/2004	5,300,000
Los Angeles GO Refunding Series 2003 B (FSA) (AAA/Aaa)
5,080,000	6.00	09/01/2004	5,122,948
Los Angeles Unified School District GO TRANS Series 2003 A (SP-1+/MIG1)
18,500,000	2.00	07/01/2004	18,500,000
Los Angeles Unified School District GO VRDN Merlots Series 2003 (FSA) (Wachovia Bank SPA) (VMIG1)
6,230,000	1.09	07/07/2004	6,230,000
Los Angeles Water & Power VRDN RB for Power Systems Subseries 2002 A-4 (Bayerische Landesbank/ BNP Paribas/ Dexia Credit/ JP Morgan Chase & Co./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
25,000,000	1.07	07/01/2004	25,000,000
Los Angeles Water & Power VRDN RB for Power Systems Subseries 2002 A-5 (Bayerische Landesbank/ BNP Paribas/ Dexia Credit/ JP Morgan Chase & Co/ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
36,900,000	1.07	07/01/2004	36,900,000
Los Angeles Water & Power VRDN RB for Power Systems Subseries 2002 A-6 (Bayerische Landesbank/ BNP Paribas/ Dexia Credit/ JP Morgan Chase & Co./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
10,000,000	1.06	07/01/2004	10,000,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-5 (Landesbank Baden-Wurttemberg/ Bank of America/ Bayerische Landesbank/ Dexia Credit/ JP Morgan Chase & Co./ State Street Corp./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
4,000,000	1.06	07/01/2004	4,000,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-6 (Landesbank Baden-Wurttemberg/ Bank of America/ Bayerische Landesbank/ Dexia Credit/ JP Morgan Chase & Co./ State Street Corp./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
22,550,000	1.08	07/01/2004	22,550,000
Los Angeles Water & Power VRDN RB Subseries 2001 B-7 (Landesbank Baden-Wurttemberg/ Bank of America/ Bayerische Landesbank/ Dexia Credit/ JP Morgan Chase & Co./ State Street Corp./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,050,000	1.06	07/01/2004	3,050,000
Los Angeles Water & Power VRDN RB Subseries 2002 A-7 (Bayerische Landesbank/ BNP Paribas/ Dexia Credit Local/ JP Morgan Chase & Co./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
11,525,000	1.07	07/01/2004	11,525,000
Metropolitan Water District of Southern California Waterworks VRDN RB Series 2001 C-1 (Lloyds TSB Bank SPA) (A-1+/VMIG1)
6,200,000	1.10	07/01/2004	6,200,000
New Haven Unified School District GO TRANS Series 2003 (SP-1+)
6,000,000	2.00	07/14/2004	6,002,323
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 A (A-1+/VMIG1)
12,500,000	1.08	07/07/2004	12,500,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 B (A-1+/VMIG1)
10,400,000	1.08	07/07/2004	10,400,000
Newport Beach VRDN RB for Hoag Memorial Hospital Series 1999 C (A-1+/VMIG1)
6,000,000	1.08	07/07/2004	6,000,000
Sacramento County TRANS Series 2004 A (SP-1+/MIG1)
6,900,000	3.00>	07/11/2005	6,994,116
Southern California Public Power Authority Transmission Project VRDN RB Sub-Refunding for Southern Transmission Series 1991 (AMBAC) (Lloyds TSB Bank PLC LOC) (A-1+/VMIG1)
140,000,000	1.04>	07/07/2004	140,000,000

			$543,044,552

Colorado—1.1%
Adams & Arapahoe Countys School District NOO 28J Aurora GO VRDN ROCS II-R-2015 (FSA) (Citigroup SPA) (VMIG1)
$5,365,000	1.14%	07/01/2004	$5,365,000
Colorado Health Facilities Authority VRDN RB for Sisters of Charity Series 2002 (A-1+/VMIG1)
17,200,000	1.05	07/07/2004	17,200,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Colorado (continued)
Colorado Springs Utilities VRDN RB Sub Lien Series 2000 A (Bayerische Landesbank SPA) (A-1+/VMIG1)
$7,300,000	1.06%	07/01/2004	$7,300,000
Denver City & County VRDN COPS Refunding for Wellington Series 2003 E Web-C3 (AMBAC) (Dexia Credit Local SPA) (A-1+/VMIG1)
5,000,000	1.06	07/07/2004	5,000,000
Moffat County VRDN PCRB Adjusted Refunding for Pacificorp Projects Series 1994 (AMBAC) (Bank One N.A. SPA) (A-1/VMIG1)
10,055,000	1.08	07/01/2004	10,055,000
Northern Water Conservancy District COPS VRDN P-Floats-PT 1395 (MBIA) (Merrill Lynch SPA) (A-1+)
5,130,000	1.12	07/01/2004	5,130,000
Platte River Power Authority Electric VRDN RB Sub Lien Series 1993 S-1 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
13,200,000	1.08	07/07/2004	13,200,000
Regional Transportation District CP Series 2001 A (Westdeutsche Landesbank LOC) (P-1)
5,000,000	1.00	08/09/2004	5,000,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 1413 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1)
7,265,000	1.12	07/01/2004	7,265,000
Regional Transportation District Sales Tax VRDN RB P-Floats-PT 2184 Series 2004 (AMBAC) (Merrill Lynch SPA)
17,185,000	1.12	07/01/2004	17,185,000

			$92,700,000

Connecticut—0.1%
Connecticut State Health & Educational Facilities Authority VRDN RB Eagle Series 20026027 Class A (Citibank SPA) (A-1+)
$8,500,000	1.14%	07/01/2004	$8,500,000

Florida—4.6%
Broward County GO Float-PT 2138 Series 2004 (Merrill Lynch SPA) (A-1)
$7,040,000	1.12%	07/01/2004	$7,040,000
Broward County MF Hsg. VRDN RB for Island Club Apartments Series 2001 A (FHLMC) (A-1+)
2,500,000	1.12	07/01/2004	2,500,000
Broward County MF Hsg. VRDN RB for Landings of Inverrary Apartments Series 1985 (FNMA) (VMIG1)
9,600,000	1.11	07/01/2004	9,600,000
Broward County MF Hsg. VRDN RB for Sanctuary Apartments Project Series 1985 (FNMA) (A-1+/VMIG1)
6,000,000	1.09	07/01/2004	6,000,000
Eagle Tax Exempt Trust GO VRDN Weekly Participation Certificate State of Florida Board of Education 20026006 B (MBIA)(Citibank SPA) (A-1+)
7,880,000	1.14	07/01/2004	7,880,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010901 (Citibank SPA) (A-1+)
26,850,000	1.14	07/01/2004	26,850,000
Florida Board of Education Eagle Tax-Exempt Trust Series 20010906 Class A COPS (FGIC) (Citibank SPA) (A-1+)
1,500,000	1.14	07/01/2004	1,500,000
Florida Department of Transportation Eagle Tax-Exempt Trust Series 96C 0903 (Citibank SPA) (A-1+)
24,750,000	1.14	07/01/2004	24,750,000
Florida Local Government Pooled CP Notes (Wachovia Bank N.A. LOC) (P-1)
23,000,000	1.05	07/12/2004	23,000,000
5,000,000	1.00	08/12/2004	5,000,000
Florida State Board of Education Public Education VRDN P-Floats-PT 1465 Series 2002 (Merrill Lynch SPA) (A-1+)
8,530,000	1.12	07/01/2004	8,530,000
Florida State Board of Education VRDN RB for Lottery P-Floats-PT-2036 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
8,200,000	1.12	07/01/2004	8,200,000
Florida State Turnpike Authority VRDN RB P-Floats-PT 1944 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)
14,975,000	1.12	07/01/2004	14,975,000
Jackson County VRDN PCRB RB Refunding for Gulf Power Co. Project Series 1997 (A-1/VMIG1)
1,930,000	1.15	07/01/2004	1,930,000
Jacksonville Electric Authority CP Series C-1 (JP Morgan Chase & Co. SPA) (A-1+)
15,000,000	1.00	08/12/2004	15,000,000
Jacksonville Electric Authority CP Series 2000 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
24,100,000	1.03	09/09/2004	24,100,000
Jacksonville Electric Authority CP Series 2000 F (Landesbank Hessen-Thueringen SPA) (A-1+)
21,500,000	1.05	10/13/2004	21,500,000
21,500,000	1.05	10/15/2004	21,500,000
Jacksonville Electric Authority CP Series 2000 S-B (Landesbank Hessen-Thueringen SPA) (A-1+)
19,000,000	1.10	07/22/2004	19,000,000
7,600,000	1.03	09/09/2004	7,600,000
Jacksonville Electric Authority CP Series C-1 (JP Morgan Chase & Co. SPA) (A-1+)
14,680,000	1.00	09/10/2004	14,680,000
Jacksonville Electric Authority VRDN RB Subordinated Electric System Series 2001 B (Bank of America SPA) (A-1+)
43,625,000	1.10	07/01/2004	43,625,000
Jacksonville Health Facilities Authority Hospital VRDN RB for Baptist Medical Center Project Series 2001 (Wachovia Bank N.A. LOC) (A-1)
17,685,000	1.10	07/01/2004	17,685,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Florida (continued)
Kissimmee Utility Authority CP (Bank of Nova Scotia SPA) (P-1)
$28,000,000	1.09%	07/07/2004	$28,000,000
13,500,000	0.95	07/20/2004	13,500,000
Lakeland Energy Systems VRDN RB Refunding (Suntrust Bank SPA) (A-1+/VMIG1)
24,360,000	1.08	07/07/2004	24,360,000
Miami Dade County School Board VRDN COPS ROCS II-R-5004 Series 2003 (VMIG1)
6,325,000	1.14	07/01/2004	6,325,000

			$404,630,000

Georgia—2.9%
Albany Dougherty Payroll Development Authority VRDN PCRB for Georgia Power Co. Series 1991 (VMIG1)
$2,120,000	1.14%	07/01/2004	$2,120,000
Appling County Development Authority VRDN PCRB for Georgia Power Co. Pollution Hatch Project Series 1997 (A-1/VMIG1)
8,700,000	1.10	07/01/2004	8,700,000
Atlanta Airport VRDN RB Refunding for RF-C-2 General Series 2003 (MBIA) (Wachovia Bank N.A. SPA) (A-1/VMIG1)
15,800,000	1.08	07/01/2004	15,800,000
Burke County IDA VRDN PCRB for Oglethorpe Power Corp. Series 1994 A (FGIC) (Dexia Credit Local SPA) (A-1+/VMIG1)
46,334,000	1.04	07/07/2004	46,334,000
Cobb County IDA VRDN PCRB for Georgia Power Co. Plant Project Series 1991 (VMIG1)
8,330,000	1.10	07/01/2004	8,330,000
Cobb County School District GO TANS Series 2004 (MIG1)
48,000,000	1.75	12/31/2004	48,180,878
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 1993 B (Suntrust Bank LOC) (VMIG1)
3,590,000	1.08	07/07/2004	3,590,000
Dekalb County Hospital Authority VRDN Anticipation Certificates for Dekalb Medical Center, Inc. Series 2003 B (FSA) (Wachovia Bank N.A. SPA) (VMIG1)
26,355,000	1.09	07/01/2004	26,355,000
Dekalb Private Hospital Authority VRDN RB Anticipation Certificates for Children’s Health Care System Project Series 1998 B (Suntrust Bank LOC) (VMIG1)
10,970,000	1.05	07/07/2004	10,970,000
Fulco Hospital Authority VRDN Revenue Anticipation Certificates for Peidmont Hospital Project Series 1999 (Suntrust Bank LOC) (A-1+/VMIG1)
29,315,000	1.08	07/07/2004	29,315,000
Georgia Municipal Electric Authority Power VRDN RB P-Floats-PT 2154 (FSA) (Merrill Lynch SPA) (F-1+)
5,000,000	1.12	07/08/2004	5,000,000
Georgia Municipal Electric Authority Power VRDN RB P-Floats-PT 975 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
9,795,000	1.12	07/01/2004	9,795,000
Georgia State GO VRDN Eagle Tax-Exempt Trust Series 20041004 Class A (Citibank N.A.SPA) (A-1+)
6,000,000	1.14	07/01/2004	6,000,000
Georgia State GO VRDN P-Float-PT 2228 Series 2004 (Merrill Lynch SPA) (F-1+)
5,110,000	1.12	07/01/2004	5,110,000
Metropolitan Atlanta Rapid Transit Authority Georgia Sales Tax VRDN RB Eagle Class Series 20026022 (Citibank SPA) (A-1+)
14,760,000	1.14	07/01/2004	14,760,000
Municipal Electric Authority of Georgia VRDN RB Project One Subseries 2000 E (MBIA) (Westdeutsche Landesbank AG/ Bayerische Landesbank/ Landesbank Hessen-Thueringen/ State Street Corp. SPA) (A-1+/VMIG1)
9,000,000	1.02	07/07/2004	9,000,000
Putnam County Development Authority VRDN PCRB for Georgia Power Co. Pollution Branch Project Series 1998 (A-1)
2,800,000	1.10	07/01/2004	2,800,000
Savannah Economic Development Authority VRDN PCRB Refunding for Savannah Electric & Power Project Series 1993 (A-1/VMIG1)
2,785,000	1.10	07/01/2004	2,785,000

			$254,944,878

Hawaii—0.3%
Honolulu Hawaii City & County CP (Westdeutsche Landesbank AG SPA) (A-1)
$8,150,000	1.00%	07/08/2004	$8,150,000
750,000	1.17	07/08/2004	750,000
Honolulu Hawaii City & County GO VRDN P-Floats-PT 943 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
4,435,000	1.12	07/01/2004	4,435,000
Honolulu Hawaii City & County GO VRDN Series 2004 78 (MBIA) (BNP Paribas SPA) (VMIG1)
11,685,000	1.12	07/01/2004	11,685,000

			$25,020,000

Illinois—8.2%
Chicago Illinois GO Eagle Tax-Exempt Trust VRDN Series 20011301 Class A (FGIC) (Citibank SPA) (A-1+)
$8,910,000	1.14%	07/01/2004	$8,910,000
Chicago Illinois GO VRDN for Neighborhoods Alive 21-B (MBIA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
96,800,000	1.08	07/01/2004	96,800,000
Chicago Illinois GO VRDN Series 2002 B (FGIC) (Landesbank Baden SPA) (A-1+/VMIG1)
14,000,000	1.09	07/01/2004	14,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Chicago Illinois Merlots VRDN Series 2000 A43 (AMBAC) (Wachovia Bank N.A. SPA) (VMIG1)
$7,635,000	1.12%	07/07/2004	$7,635,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN for Capital Improvement Series 2003 E (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,320,000	1.02>	07/07/2004	13,320,000
Chicago Illinois Metropolitan Water Reclamation District GO VRDN Refunding Series 2002 A (Bank of America/ Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
51,875,000	1.06	07/07/2004	51,875,000
Chicago Illinois VRDN GO Project Series 2003 B-1 (FSA) (Bank One, N.A. SPA) (A-1/VMIG1)
24,650,000	1.08	07/07/2004	24,650,000
Chicago Illinois Wastewater Transmission VRDN RB Merlots Series 2001 A125 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
3,985,000	1.12	07/07/2004	3,985,000
Chicago Illinois Water VRDN RB Second Lien Series 1999 (Bank One, N.A. LOC) (A-1/VMIG1)
11,415,000	1.03	07/07/2004	11,415,000
City of Chicago Board of Education GO VRDN Series 2000 C (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
10,000,000	1.08	11/01/2004	10,000,000
City of Chicago Board of Education GO VRDN Series 2000 D (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
22,100,000	1.08	07/01/2004	22,100,000
Cook County Illinois GO VRDN P-Floats-PT 1522 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1+)
8,860,000	1.12	07/01/2004	8,860,000
Cook County Illinois VRDN Capital Improvement Series 2002 B (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
32,000,000	1.11	07/07/2004	32,000,000
Du Page County Illinois GO VRDN Community Unit School District No. 200 Wheaton ROCS II-R-2048 (FSA) (Citigroup SPA) (VMIG1)
5,245,000	1.14	07/01/2004	5,245,000
Evanston GO VRDN Capital Improvement Project Series 2000 D (Bank of America SPA) (VMIG1)
4,700,000	1.08	07/01/2004	4,700,000
Evanston GO VRDN Maple Street Project Series 2000 A (Bank of America SPA) (VMIG1)
17,200,000	1.08	07/01/2004	17,200,000
Evanston GO VRDN Recreation Center Project Series 2000 C (Bank of America SPA) (VMIG1)
5,400,000	1.08	07/01/2004	5,400,000
Ilinois Finance Authority VRDN RB Northwestern Memorial Hospital Subseries 2004 B-1 (JP Morgan Chase & Co. SPA) (A-1/VMIG1)
12,200,000	1.10	07/01/2004	12,200,000
Illinois Development Finance Authority VRDN RB for Bradley University Project Series 2002 (FGIC) (National City Bank SPA) (A-1)
5,880,000	1.09	07/01/2004	5,880,000
Illinois Education Facilities Authority RB University of Chicago Series 1998 B (AA+/A-1+)
29,000,000	4.40	07/01/2004	29,000,000
Illinois Educational Facilities Authority RB for Adjusted University of Chicago Series 2001 B1 (AA/Aa1)
19,000,000	0.98	07/01/2004	19,000,000
Illinois Educational Facilities Authority VRDN RB for Adjusted University of Chicago Series 2003 B (A-1+/VMIG1)
15,000,000	1.07	07/01/2004	15,000,000
Illinois Educational Facilities Authority VRDN RB for ROCS II-R-4543 Series 2003 (Citigroup SPA) (A-1+)
5,575,000	1.14	07/01/2004	5,575,000
Illinois Finance Authority VRDN RB for Northwestern Memorial Hospital Series 2004 B-2 (UBS AG SPA) (A-1+/VMIG1)
8,500,000	1.03	07/01/2004	8,500,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 C (Bank One, N.A. LOC) (A-1+/VMIG1)
39,600,000	1.08	07/07/2004	39,600,000
Illinois Health Facilities Authority VRDN for The Revolving Fund Pooled Finance Program Series 1985 D (Bank One, N.A. LOC) (A-1+/VMIG1)
36,225,000	1.08	07/07/2004	36,225,000
Illinois Health Facilities Authority VRDN RB for Herman M Finch University (Bank One, N.A. LOC) (A-1/VMIG1)
44,500,000	1.05	07/07/2004	44,500,000
Illinois Health Facilities Authority VRDN RB for Resurrection Health Series 1999 B (FSA) (Lasalle Bank, N.A. SPA) (A-1+/VMIG1)
30,100,000	1.05	07/07/2004	30,100,000
Illinois State GO Eagle Tax-Exempt Trust Series 95C 1305 Class A COPS (FGIC) (Citibank SPA) (A-1)
14,850,000	1.14	07/01/2004	14,850,000
Illinois State GO Eagle Tax-Exempt Trust VRDN Series 96C 1301 (Citibank SPA) (A-1+)
5,000,000	1.14	07/01/2004	5,000,000
Illinois State GO VRDN P-Floats PT 1975 Series 2003 (FGIC) (Merril Lynch SPA) (A-1+)
4,070,000	1.12	07/01/2004	4,070,000
Illinois State GO VRDN P-Floats PT-2009 Series 2003 (FSA) (Merril Lynch SPA) (A-1+)
5,365,000	1.12	07/01/2004	5,365,000
Illinois State GO VRDN P-Floats-PT 1882 Series 2003 (MBIA) (Merrill Lynch SPA) (A-1+)
10,320,000	1.12	07/01/2004	10,320,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Illinois (continued)
Illinois State GO VRDN P-Floats-PT 2131 Series 2004 (Merrill Lynch SPA) (A-1+)
$7,775,000	1.12%	07/01/2004	$7,775,000
Illinois State GO VRDN ROCS II-R-4529 Series 2003 (MBIA) (Citigroup SPA) (A-1+)
5,055,000	1.14	07/01/2004	5,055,000
Illinois State GO VRDN ROCS II-R-4536 Series 2003 (Citigroup SPA) (A-1+)
5,490,000	1.14	07/01/2004	5,490,000
Illinois State GO VRDN ROCS Series II-R-1007 (MBIA) (Citigroup SPA) (VMIG1)
11,730,000	1.14	07/01/2004	11,730,000
Illinois State Sales Tax Revenue P-Float-PT 1929 Series 2003 (Merril Lynch SPA) (F-1+)
3,990,000	1.12	07/01/2004	3,990,000
Illinois State Sales Tax Revenue VRDN Merlots Series 2001 A102 (Wachovia Bank SPA) (A-1+)
13,085,000	1.12	07/07/2004	13,085,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floater-PT 1450 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1+)
7,850,000	1.12	07/01/2004	7,850,000
Metropolitan Pier & Exposition Authority for Dedicated State Tax Floating Rate Receipts Series 2003 (MBIA) (Societe Generale SPA) (A-1+)
17,500,000	1.12	07/01/2004	17,500,000
Metropolitan Pier Eagle Tax-Exempt Trust Series 20001307 Class A (FGIC) (Citibank SPA) (A-1)
19,205,000	1.14	07/01/2004	19,205,000

			$714,960,000

Indiana—1.0%
ABN AMRO Munitops VRDN RB Non-AMT Trust Certificates (Indiana Transportation Finance Authority) Series 2004-28 (FGIC) (ABN AMRO SPA) (AAA)
$19,560,000	1.14%	07/07/2004	$19,560,000
Indiana Bond Bank VRDN RB ROCS II-R-1065 Series 2004 (Citibank SPA) (A-1+)
5,350,000	1.14	07/01/2004	5,350,000
Indiana TFA Eagle Tax-Exempt Trust Series 200011401 Class A (Citibank SPA) (A-1+)
12,915,000	1.14	07/01/2004	12,915,000
Indiana TFA Eagle Tax-Exempt Trust Series 20001401 (Citibank SPA) (A-1+)
19,800,000	1.14	07/01/2004	19,800,000
Indiana TFA Highway VRDN RB P-Floats-PT 2022 Series 2003 (Merril Lynch SPA) (F-1+)
5,280,000	1.12	07/01/2004	5,280,000
Indiana TFA Highway VRDN RB P-Floats-PT 2262 Series 2004 (FGIC) (Merrill Lynch SPA) (F-1+)
5,170,000	1.12	07/01/2004	5,170,000
Indianapolis Bond Bank Eagle Tax-Exempt Trust Series 20021401 Class A (Citibank SPA) (A-1+)
18,165,000	1.14	07/01/2004	18,165,000

			$86,240,000

Iowa—0.7%
Chillicothe City VRDN PCRB Refunding for Midwest Power Systems, Inc. Series 1993 A (A-1/VMIG1)
$2,400,000	1.10%	07/07/2004	$2,400,000
Iowa Financing Authority VRDN RB Refunding for Trinity Health Series 2000 D (Northern Trust/ Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
45,315,000	1.07	07/01/2004	45,315,000
Iowa Higher Education Loan Authority VRDN RB for Grinnell Private College Facility (A-1+/VMIG1)
12,500,000	1.08	07/01/2004	12,500,000

			$60,215,000

Kansas—0.4%
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-1 (Kansas State LOC) (A-1+/VMIG1)
$21,000,000	1.05%	07/07/2004	$21,000,000
Kansas State Department of Transportation Highway VRDN RB Series 2000 C-2 (Kansas State LOC) (A-1+/VMIG1)
10,500,000	1.05	07/07/2004	10,500,000
Sedgwick County Unified School District No. 259 Wichita GO VRDN P-Floats-PT 813 Series 2003 (FSA) (Landesbank Hessen-Thueringen SPA) (F-1+)
4,360,000	1.12	07/01/2004	4,360,000

			$35,860,000

Kentucky—0.5%
Kentucky Association of Counties Advance Revenue COPS TRANS Series 2004 A (Bank One, N.A. SPA) (SP-1)
$23,500,000	3.00%>	06/30/2005	$23,804,090
Kentucky Economic Development Financing Authority Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 D (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
12,858,000	1.03	07/07/2004	12,858,000
Louisville & Jefferson County Eagle Tax-Exempt Trust Series 20011701 Class A COPS (MBIA) (Citibank SPA) (A-1+)
2,500,000	1.14	07/01/2004	2,500,000

			$39,162,090

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Kentucky (continued)
Louisiana—1.6%
East Baton Rouge Parish VRDN PCRB Refunding for Exxon Project Series 1989 (A-1+/P-1)
$11,900,000	1.01%	07/01/2004	$11,900,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1992 A Loop LLC (Suntrust Bank Nashville LOC) (A-1+/VMIG1)
8,000,000	1.08	07/07/2004	8,000,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port First Stage Series 1997 A Loop LLC (Bank One, N.A. LOC) (A-1/VMIG1)
5,100,000	1.06	07/01/2004	5,100,000
Louisiana Offshore Terminal Authority VRDN RB Refunding for Deepwater Port Series 2003 A Loop LLC Project (Suntrust Bank LOC) (A-1+)
7,200,000	1.10	07/01/2004	7,200,000
New Orleans Aviation Board RB Refunding Series 1995 A (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
9,480,000	1.08	07/07/2004	9,480,000
New Orleans Aviation Board VRDN Refunding Series 1993 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
67,390,000	1.08	07/07/2004	67,390,000
Saint James Parish VRDN PCRB Refunding for Occidental Petroleum Series 1996 (Bayerische Landesbank LOC) (P-1)
19,500,000	1.03	07/07/2004	19,500,000
South Louisiana Commission Port VRDN RB Refunding for Occidental Petroleum Corp. Series 1996 (Bank of New York LOC) (VMIG1)
12,700,000	1.03	07/07/2004	12,700,000

			$141,270,000

Maine—0.0%
Maine State GO Bonds General Purpose Series 2004 (AA/Aa2)
$4,000,000	2.00%	01/15/2005	$4,014,771

Maryland—0.3%
Maryland State Department of Transportation VRDN RB P-Floats-PA 1259 Series 2004 (Merrill Lynch SPA) (F-1+)
$11,100,000	1.12%	07/01/2004	$11,100,000
Maryland State Health & Higher Educational Facilities VRDN RB for University of Maryland Medical System Series 2004 A (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
13,000,000	1.08	07/01/2004	13,000,000
University of Maryland System Auxiliary Facility & Tuition VRDN P-Floats-PT 428 Series 2000 (Merrill Lynch SPA) (A-1+)
4,930,000	1.12	07/01/2004	4,930,000

			$29,030,000

Massachusetts—6.3%
Massachusetts Bay Transport Authority GO VRDN General Transportation System (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
$60,350,000	1.02%	07/07/2004	$60,350,000
Massachusetts Bay Transportation Authority Sales Tax Revenue Series 2004 B (Wachovia Bank SPA) (A-1)
4,480,000	1.09	07/07/2004	4,480,000
Massachusetts Development Finance Agency VRDN RB Refunding for Phillips Academy (Bank of New York SPA) (A-1+/VMIG1)
26,910,000	1.08	07/01/2004	26,910,000
Massachusetts GO VRDN Refunding Series 1998 A (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
68,200,000	1.08	07/01/2004	68,200,000
Massachusetts GO VRDN Series 1998 B (Depfa Bank SPA) (A-1+/VMIG1)
173,410,000	1.08	07/01/2004	173,410,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Capital Asset Program Series 1985 E (Fleet National Bank LOC) (VMIG1)
8,300,000	1.08	07/01/2004	8,300,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-3 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
21,700,000	1.06	07/01/2004	21,700,000
Massachusetts Health & Educational Facilities Authority VRDN RB for Partners Healthcare Systems Series 2003 D-4 (Bank One, N.A. SPA) (A-1+/VMIG1)
24,000,000	1.07	07/01/2004	24,000,000
Massachusetts Health Harvard University CP Series EE (A-1+)
7,000,000	0.95	07/14/2004	7,000,000
22,161,000	0.98	07/14/2004	22,161,000
18,000,000	1.12	08/06/2004	18,000,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 G (HSBC Bank PLC SPA) (VMIG1)
36,375,000	1.02	07/07/2004	36,375,000
Massachusetts Housing Finance Agency VRDN RB Series 2003 F (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
25,850,000	1.02	07/07/2004	25,850,000
Massachusetts State GO VRDN Merlots Series 2004 B03 (AMBAC) (FSA) (MBIA) (Wachovia Bank SPA) (A-1+)
30,000,000	1.09	07/07/2004	30,000,000
Massachusetts State GO VRDN Merlots Series 2004 B12 (AMBAC) (Wachovia Bank SPA) (A-1)
9,000,000	1.09	07/07/2004	9,000,000
Massachusetts State Health & Educational Facilities Authority VRDN RB Merlots Series 2004 A14 (Wachovia Bank SPA) (VMIG1)
6,250,000	1.09	07/07/2004	6,250,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Massachusetts (continued)
Massachusetts Water Resources Authority CP Series S-94 (Bayerische Landesbank SPA)
$5,000,000	1.10%	09/07/2004	$5,000,000

			$546,986,000

Michigan—3.5%
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2003 D (MBIA) (Bank One, N.A SPA) (A-1/VMIG1)
$15,000,000	1.05%	07/07/2004	$15,000,000
Detroit Water Supply System VRDN RB Refunding Senior Lien Series 2004 B (MBIA) (Dexia Credit Local SPA) (A-1+/VMIG1)
15,000,000	1.09	07/01/2004	15,000,000
Michigan Building Authority Eagle Tax-Exempt Trust Series 20012204 Class A (Citibank SPA) (A-1+)
16,000,000	1.14	07/01/2004	16,000,000
Michigan Municipal Bond Authority RANS Series 2003 B-1 (SP-1+)
20,000,000	2.00	08/20/2004	20,026,503
Michigan Municipal Bond Authority VRDN P-Floats-PT 396 Series 2000 (Merrill Lynch SPA) (A-1+)
8,750,000	1.12	07/01/2004	8,750,000
Michigan State Building Authority VRDN RB P-Floats-PT 398 Series 2000 (Merrill Lynch SPA) (A-1+)
6,605,000	1.12	07/01/2004	6,605,000
Michigan State GO TANS Series 2004 A (SP-1+/MIG1)
65,000,000	2.00	09/30/2004	65,164,333
Michigan State Hospital Finance Authority VRDN RB Refunding for Trinity Health Series 2000 E (AMBAC) (Bank One, N.A. SPA) (A-1/VMIG1)
82,300,000	1.07	07/01/2004	82,300,000
Michigan State Trunk Line Fund Series 1998 A-Eagle Tax-Exempt Trust Series 982202 Class A (Citibank SPA)
30,165,000	1.14	07/01/2004	30,165,000
University of Michigan VRDN RB General Series 2002 (A-1+/VMIG1)
44,005,000	1.05	07/01/2004	44,005,000

			$303,015,836

Minnesota—1.9%
Elk River Independent School District #728 GO VRDN ROCS Series II-R-183 (FSA) (Citigroup SPA) (VMIG1)
$9,175,000	1.14%	07/01/2004	$9,175,000
Minnesota School District COPS for Tax Aid Participate Borrowing Program Aid Anticipate Certificate Series 2003 A (MIG1)
82,000,000	1.75	08/27/2004	82,096,299
Minnesota State P-Floats-PT 1941 Series 2003 (Merril Lynch SPA) (A-1/VMIG1)
15,840,000	1.12	07/01/2004	15,840,000
Minnesota State Eagle Tax-Exempt Trust Series 20012301 Class A (Citibank SPA) (A-1+)
3,300,000	1.14	07/01/2004	3,300,000
Rochester Health Care Facilities CP Series 2000 B (U.S. Bank National SPA)
18,000,000	1.15	08/19/2004	18,000,000
Rochester Health Facilities Mayo Medical Center CP Series S-E (Chase Manhattan SPA)
4,135,000	1.12	07/13/2004	4,135,000
Rochester Health Facilities Mayo Medical Center CP Series S-F (Chase Manhattan SPA)
5,100,000	1.12	08/23/2004	5,100,000
Rochester Mayo Medical Center RB CP Series 1992 C
9,250,000	0.94	07/21/2004	9,250,000
University of Minnesota VRDN RB Cap Projects Series 1999 A (A-1+/VMIG1)
19,160,000	1.09	07/07/2004	19,160,000

			$166,056,299

Mississippi—0.5%
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1992 (VMIG1)
$10,150,000	1.05%	07/01/2004	$10,150,000
Jackson County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
7,750,000	1.05	07/01/2004	7,750,000
Mississippi State GO Eagle Tax-Exempt Trust Series 20012402 Class A (Citibank SPA)
11,000,000	1.14	07/01/2004	11,000,000
Mississippi State GO VRDN Merlots Series 2003 B08 (FSA) (Wachovia Bank SPA) (VMIG1)
15,640,000	1.12	07/07/2004	15,640,000

			$44,540,000

Missouri—1.6%
Missouri Board Public Buildings VRDN RB P-Floats-PT 1843 Series 2003 (Merrill Lynch SPA) (F-1+)
$6,960,000	1.12%	07/01/2004	$6,960,000
Missouri Development Finance Board Cultural Facilities VRDN RB for Nelson Gallery Foundation Series 2004 A (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
46,500,000	1.08	07/01/2004	46,500,000
Missouri Health & Educational Facilities Authority VRDN RB for Medical Research Facilities-Stowers Institution (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
48,200,000	1.08	07/01/2004	48,200,000
Missouri Health & Educational Facility Authority VRDN RB for Washington University Project Series 1984 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
11,350,000	1.04	07/07/2004	11,350,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Missouri (continued)
Missouri State Health & Educational Facility Authority VRDN RB for Medical Research Facilities-Stowers (MBIA) (BNP Paribas SPA) (A-1+/VMIG1)
$30,000,000	1.08%	07/01/2004	$30,000,000

			$143,010,000

Nebraska—0.3%
Douglas County School District No. 1 Floaters VRDN Series 2003890 (Morgan Stanley SPA) (A-1)
$7,300,000	1.13%	07/01/2004	$7,300,000
Douglas County School District GO VRDN P-Floats-PT 2060 No. 1 Series 2003 (Merril Lynch Capital Services SPA) (A-1)
6,665,000	1.12	07/01/2004	6,665,000
Omaha Nebraska GO VRDN Eagle Tax-Exempt Trust Series 20040011 Class A (Citibank N.A. SPA) (A-1+)
5,995,000	1.14	07/01/2004	5,995,000
Omaha Nebraska GO VRDN Stars Certificates Series 2004-98 (BNP Paribas SPA) (VMIG1)
10,150,000	1.12	07/01/2004	10,150,000

			$30,110,000

Nevada—0.7%
Clark County Nevada CP Series 2003 (BNP Paribas/ Bayerische Landesbank SPA)
$13,000,000	0.95%	08/10/2004	$13,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 002801 Class A (Citibank SPA)
1,000,000	1.14	07/01/2004	1,000,000
Clark County Nevada Eagle Tax-Exempt Trust Series 1996 Class A (FGIC) (Citibank SPA) (A-1+)
8,345,000	1.14	07/01/2004	8,345,000
Clark County Nevada School District GO VRDN Star Certificates Series 2004-68 (FSA) (BNP Paribas SPA) (VMIG1)
13,455,000	1.12	07/01/2004	13,455,000
Las Vegas Valley Water District CP (BNP Paribas/ Lloyds TSB Bank PLC SPA)
4,000,000	1.12	08/17/2004	4,000,000
Las Vegas Valley Water District GO VRDN P-Floats-PT 1672 Series 2003 (FGIC) (Merrill Lynch SPA) (A-1)
11,060,000	1.12	07/01/2004	11,060,000
University of Nevada VRDN RB ROCS II-R-5001 Series 2003 (FGIC) (Citigroup SPA) (VMIG1)
5,805,000	1.14	07/01/2004	5,805,000

			$56,665,000

New Hampshire—0.5%
Manchester School Facilities VRDN RB P-Floats-PT-1939 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
$5,445,000	1.12%	07/01/2004	$5,445,000
New Hampshire Health & Educational Facilities Authority VRDN RB for Phillips Exeter Academy (A-1+/VMIG1)
19,000,000	1.08	07/01/2004	19,000,000
New Hampshire State CP (Landesbank Hessen-Thueringen SPA)
6,000,000	0.99	07/08/2004	6,000,000
New Hampshire State GO Floater-PT 1845 Series 2003 (Merrill Lynch SPA) (F-1+)
8,880,000	1.45	04/28/2005	8,880,000

			$39,325,000

New Jersey—0.3%
New Jersey Economic Development Authority VRDN RB Merlots Series 2003 A 41 (FGIC) (Wachovia Bank N.A. SPA) (VMIG1)
$12,865,000	1.09%	07/07/2004	$12,865,000
New Jersey Economic Development Authority VRDN RB Merlots Series 2004 B-14 (AMBAC) (Wachovia Bank SPA) (A-1)
14,645,000	1.09	07/07/2004	14,645,000

			$27,510,000

New Mexico—0.9%
Albuquerque NM GO Series 2003 B (AA/Aa3)
$7,250,000	2.50%	07/01/2004	$7,250,000
Albuquerque NM VRDN RB Refunding Series 2000 (MBIA) (Bank of America SPA) (A-1+)
8,595,000	1.06	07/07/2004	8,595,000
Farmington NM VRDN PCRB Refunding for Arizona Public Service Co. Series 1994 B (Barclays Bank PLC LOC) (A-1+/P-1)
26,800,000	1.06	07/01/2004	26,800,000
New Mexico State Severance Tax VRDN P-Floats-PT 1428 Series 2002 (Merrill Lynch SPA) (A-1)
11,515,000	1.12	07/01/2004	11,515,000
University of New Mexico VRDN RB Refunding for Sub Lien Systems Series 2003 B (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
2,800,000	1.05	07/07/2004	2,800,000
University of New Mexico VRDN RB Sub Lien Systems Improvement Series 2001 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
20,715,000	1.10	07/07/2004	20,715,000

			$77,675,000

New York—14.6%
Long Island Power Authority CP-1 Series 2003/A2 (JP Morgan Chase & Co. LOC)
$12,700,000	1.00%	10/12/2004	$12,700,000
Long Island Power Authority CP-2 (Landesbank SC LOC)
6,000,000	1.02	10/07/2004	6,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Long Island Power Authority Electric System VRDN RB Subseries 1998 1A (Bayerische Landesbank/Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
$10,700,000	1.03%	07/07/2004	$10,700,000
Long Island Power Authority Electric System VRDN RB Subseries 1998 3A (JP Morgan Chase & Co./ Landesbank Baden-Wurttemberg LOC) (A-1+/VMIG1)
17,000,000	1.03	07/07/2004	17,000,000
Long Island Power Authority VRDN RB Subseries 1998 2B (Bayerische Landesbank LOC) (A-1+/VMIG1)
8,975,000	1.03	07/01/2004	8,975,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022303 Class A (FSA) (Citibank SPA) (A-1+)
9,155,000	1.10	07/01/2004	9,155,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022304 Class A (FGIC) (Citibank SPA) (A-1+)
14,290,000	1.10	07/01/2004	14,290,000
Metropolitan Transportation Authority Eagle Tax-Exempt Trust Series 20022305 Class A (FSA) (Citibank SPA) (A-1+)
6,470,000	1.10	07/01/2004	6,470,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-1 (Depfa Bank PLC SPA) (A-1+/VMIG1)
15,000,000	1.10	07/01/2004	15,000,000
Metropolitan Transportation Authority GO VRDN Subseries 2004 A-3 (XLCA) (Depfa Bank PLC SPA) (A1+/VMIG1)
6,000,000	1.10	07/01/2004	6,000,000
Metropolitan Transportation Authority VRDN RB Merlots Series 2003 B25 (FGIC) (Wachovia Bank SPA) (VMIG1)
11,155,000	1.08	07/07/2004	11,155,000
Nassau County IDA Civic Facility VRDN RB Refunding & Improvement for Cold Spring Harbor (JP Morgan Chase & Co. SPA) (A-1+)
595,000	1.08	07/01/2004	595,000
New York City GO VRDN Adjusted ROCS II-R-251A Series 2003 (Citigroup SPA) (A-1+/VMIG1)
18,000,000	1.15	07/01/2004	18,000,000
New York City GO VRDN Adjusted Subseries 2003 A-5 (HSBC Bank LLC LOC) (A-1+/VMIG1)
14,050,000	1.07	07/07/2004	14,050,000
New York City GO VRDN Subseries 2002 C-2 (Bayerische Landesbank LOC) (A-1+/VMIG1)
12,435,000	1.03	07/07/2004	12,435,000
New York City GO VRDN Subseries 2002 C-3 (BNP Paribas LOC) (A-1+/VMIG1)
54,400,000	1.02	07/07/2004	54,400,000
New York City GO VRDN Subseries 2002 C-5 (Bank of New York LOC) (A-1+/VMIG1)
5,900,000	1.07	07/07/2004	5,900,000
New York City GO VRDN Subseries 2003 A-3 (BNP Paribas LOC) (A-1+/VMIG1)
19,160,000	1.03	07/07/2004	19,160,000
New York City GO VRDN Subseries 2003 G-3 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
10,300,000	1.00	07/07/2004	10,300,000
New York City GO VRDN Subseries 2004 H-1 (Bank of New York LOC) (A-1+/VMIG1)
5,000,000	1.08	07/01/2004	5,000,000
New York City GO VRDN Subseries 2004 H-2 (Bank of New York LOC) (A-1+/VMIG1)
7,500,000	1.07	07/07/2004	7,500,000
New York City GO VRDN Subseries 2004 H-4 (Bank of New York LOC) (A-1+/VMIG1)
17,500,000	1.03	07/01/2004	17,500,000
New York City GO VRDN Subseries 2004 H-7 (KBC Bank NV LOC) (A-1/VMIG1)
33,100,000	1.04	07/01/2004	33,100,000
New York City GO VRDN Subseries 2004 H-8 (Westdeutsche Landesbank AG LOC) (A-1+/VMIG1)
66,745,000	1.01	07/07/2004	66,745,000
New York City Housing Development Corp. Multifamily VRDN 90 West Street Series 2004 A (HSBC Bank LOC) (A-1+)
8,300,000	1.03	07/07/2004	8,300,000
New York City Municipal Water Finance Authority CP (Westdeutsche Landesbank/ Bayerische Landesbank SPA)
5,300,000	1.00	07/01/2004	5,300,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 1993 C (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
5,900,000	1.06	07/01/2004	5,900,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 1994 G (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
36,470,000	1.03	07/01/2004	36,470,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Series 2003 F Subseries F-2 (Bayerische Landesbank SPA) (A-1+/VMIG1)
6,020,000	1.04	07/01/2004	6,020,000
New York City Municipal Water Finance Authority VRDN RB for Water & Sewer Systems Subseries F-1 (Dexia Credit Local SPA) (A-1+/VMIG1)
47,395,000	1.08	07/01/2004	47,395,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Fiscal 2003 Subseries 2002 C-3 (Bank of New York SPA) (A-1+/VMIG1)
18,260,000	1.03	07/01/2004	18,260,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 1995 A (FGIC) (FGIC-SPI SPA) (A-1+/VMIG1)
6,000,000	1.08	07/01/2004	6,000,000
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Series 2004 914 (Morgan Stanley SPA) (A-1)
9,600,000	1.11	07/01/2004	9,600,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
New York City Municipal Water Finance Authority Water & Sewer Systems VRDN RB Municipal Securities Trust Receipts Series 1997 (FSA) (Societe Generale SPA) (A-1+)
$6,500,000	1.10%	07/01/2004	$6,500,000
New York City Transitional Finance Authority Eagle Tax Exempt Trust Series 20003203 Class A COPS (Citibank SPA)
2,890,000	1.10	07/01/2004	2,890,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 E (Bank of New York SPA) (A-1+/VMIG1)
20,400,000	1.08	07/01/2004	20,400,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 F (Bank of New York SPA) (A-1+/VMIG1)
6,060,000	1.08	07/01/2004	6,060,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 3 Subseries 3 G (Bank of New York SPA) (A-1+/VMIG1)
21,115,000	1.03	07/07/2004	21,115,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 1C (Societe Generale SPA) (A-1+/VMIG1)
53,200,000	1.06	07/01/2004	53,200,000
New York City Transitional Finance Authority VRDN RB for Recovery Series 2002 Subseries 3 H (Bank of New York SPA) (A-1+/VMIG1)
26,855,000	1.06	07/01/2004	26,855,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 1998 A-2 (Bank of Nova Scotia SPA) (A-1+/VMIG1)
43,250,000	1.03	07/07/2004	43,250,000
New York City Transitional Finance Authority VRDN RB Future Tax Secured Series 2004 C (AA+/Aa2)
3,435,000	2.00	02/01/2005	3,447,503
New York City Transitional Finance Authority VRDN RB Merlots Series 2003 B29 (Wachovia Bank N.A. SPA) (VMIG1)
12,655,000	1.08	07/07/2004	12,655,000
New York City Transitional Finance Authority VRDN RB Subseries 2002 2A (Dexia Credit Local SPA) (A-1+/VMIG1)
3,000,000	1.08	07/01/2004	3,000,000
New York State Dormitory Authority VRDN RB for Mental Health Facilities Series 2004 F-2A (FSA) (Dexia Credit Local SPA) (A-1+)
15,000,000	1.06	07/01/2004	15,000,000
New York State Dormitory Authority VRDN RB Mental Health Services Subseries 2003 D-2H (HSBC Bank PLC SPA) (A-1+)
12,800,000	1.06	07/01/2004	12,800,000
New York State Environmental Facilities Corp. RB Eagle Tax-Exempt Trust Series 96C 3204 COPS (Citibank SPA)
9,300,000	1.10	07/01/2004	9,300,000
New York State Environmental State Revolving Fund CP Series 97A (Bayerische Landesbank/ Landesbank Hessen-Thueringen LOC)
4,500,000	0.95	07/14/2004	4,500,000
12,300,000	1.12	08/19/2004	12,300,000
New York State Housing Finance Agency VRDN RB for 20 River Terrace Housing Series 2002 A (FNMA) (VMIG1)
55,500,000	1.03	07/07/2004	55,500,000
New York State Housing Finance Agency VRDN RB for Housing Historic Front Series 2003 A (Bank of New York LOC) (VMIG1)
3,700,000	1.05	07/07/2004	3,700,000
New York State Housing Finance Agency VRDN RB for Liberty View Apartments Housing Series 1997 A (FNMA) (A-1+)
16,000,000	1.00	07/07/2004	16,000,000
New York State Housing Finance Agency VRDN RB for Tribeca Green Housing Series 2003 A (Landesbank Hessen-Thueringen LOC) (VMIG1)
5,900,000	1.00	07/07/2004	5,900,000
New York State Housing Finance Agency VRDN RB for Housing 10 Liberty Street Series 2003 (Fleet National Bank LOC) (VMIG1)
31,700,000	1.00	07/07/2004	31,700,000
New York State Local Government Assistance Corp. VRDN RB Refunding Sub Lien Series 2003 3V (FGIC) (Landesbank Baden-Wurttemberg SPA) (A-1+)
50,200,000	1.02	07/07/2004	50,200,000
New York State Local Government Assistance Corp. VRDN RB Series 1995 C (Landesbank Hessen-Thueringen LOC) (A-1+/VMIG1)
20,710,000	1.01	07/07/2004	20,710,000
New York State Power Authority CP Series 2 (Bank of Nova Scotia/ JP Morgan Chase & Co./ State Street/Bayerische Landesbank/Landesbank Baden-Wurttemberg/ Wachovia Bank/ Bank of New York SPA)
10,552,000	1.09	07/09/2004	10,552,000
New York State Power Authority VRDN RB Subseries 2000 5 (JP Morgan Chase & Co./ State Street Corp./ Bank of Nova Scotia/ Bank of New York SPA) (A-1/VMIG1)
30,000,000	1.00	07/07/2004	30,000,000
New York State Urban Development Corp. RB Floating Rate Receipts Series 2003 SG 164 (A-1+)
12,900,000	1.10	07/01/2004	12,900,000
Rockland County GO TANS (MIG1)
39,000,000	2.00	03/24/2005	39,252,795
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 B (AMBAC) (State Street Corp. SPA) (A-1+/VMIG1)
52,300,000	1.06	07/07/2004	52,300,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

New York (continued)
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2001 C (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
$23,800,000	1.06%	07/07/2004	$23,800,000
Triborough Bridge & Tunnel Authority VRDN RB for General Purpose Series 2003 B (Dexia Credit Local SPA) (A-1+/VMIG1)
17,000,000	1.07	07/07/2004	17,000,000
Triborough Bridge & Tunnel Authority VRDN RB Merlots Series 2004 A-08 (Wachovia Bank N.A. SPA) (VMIG1)
11,615,000	1.08	07/07/2004	11,615,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding for General Purpose Series 2003 F (ABN Amro Bank N.V. SPA) (A-1+/VMIG1)
99,080,000	1.06	07/01/2004	99,080,000
Triborough Bridge & Tunnel Authority VRDN RB Refunding Series 2002 C (AMBAC) (Westdeutsche Landesbank AG SPA) (A-1+/VMIG1)
5,000,000	1.07	07/01/2004	5,000,000
Triborough Bridge & Tunnel Authority VRDN RB Special Obligation Refunding Series 2000 D (FSA) (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
6,400,000	1.06	07/07/2004	6,400,000

			$1,270,257,298

North Carolina—2.2%
Cabarrus County VRDN COPS ROCS II-R-4520 Series 2003 (AMBAC) (Citigroup SPA) (A-1+)
$5,340,000	1.14%	07/01/2004	$5,340,000
Charlotte Water & Sewer Systems VRDN RB Refunding Series 2002 C (Bank of America SPA) (A-1+/VMIG1)
39,390,000	1.07	07/01/2004	39,390,000
North Carolina Health Care Facilities VRDN RB Wakemed Project Series 1999 (Wachovia Bank LOC) (A-1+)
14,405,000	1.09	07/01/2004	14,405,000
North Carolina State GO Highway Series 2003 (AAA/Aa1)
8,000,000	3.00	05/01/2005	8,124,321
North Carolina State GO VRDN P-Floats-PT 2115 Series 2004 (Merrill Lynch SPA) (A-1)
5,460,000	1.12	07/01/2004	5,460,000
North Carolina State GO VRDN P-Floats-PT 2206 Series 2004 (Merrill Lynch SPA) (F-1+)
15,710,000	1.12	07/01/2004	15,710,000
North Carolina State GO VRDN P-Floats-PT 2207 Series 2004 (Merrill Lynch SPA) (F-1+)
8,570,000	1.12	07/01/2004	8,570,000
North Carolina State GO VRDN P-Floats-PT-1962 Series 2003 (Merrill Lynch Capital Services SPA) (F-1+)
6,010,000	1.12	07/01/2004	6,010,000
Raleigh North Carolina COPS VRDN for Downtown Improvement Project Series 2004 A (Depfa Bank PLC SPA) (A-1+/VMIG1)
10,000,000	1.07	07/07/2004	10,000,000
University of North Carolina Hospital Chapel Hill VRDN RB Series 2001 B (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
32,265,000	1.10	07/01/2004	32,265,000
Wake County GO VRDN for Public Improvement Series 2003 C (Lloyds TSB Bank PLC SPA) (A-1+/VMIG1)
32,000,000	2.50	04/01/2005	32,273,045
Wilmington GO VRDN Refunding Bonds Series 2002 (Wachovia Bank SPA) (A-1+/VMIG1)
6,225,000	1.08	07/07/2004	6,225,000
Winston Salem Water & Sewer Systems VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
9,100,000	1.09	07/07/2004	9,100,000

			$192,872,366

Ohio—2.2%
Franklin County VRDN RB for Trinity Health Credit Series 2000 F (JP Morgan Chase & Co./Bayerische Landesbank SPA) (A-1+/VMIG1)
$79,550,000	1.07%	07/01/2004	$79,550,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 B (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
20,953,000	1.03	07/07/2004	20,953,000
Hamilton County Hospital Facilities VRDN RB for The Health Alliance of Greater Cincinnati Series 1997 F (MBIA) (Credit Suisse First Boston SPA) (A-1/VMIG1)
3,130,000	1.03	07/07/2004	3,130,000
Ohio State GO VRDN P-Floats-PT 2137 Series 2004 (Merrill Lynch SPA) (A-1)
5,625,000	1.12	07/01/2004	5,625,000
Ohio State GO VRDN ROCS II-R-4544 Series 2003 (Citigroup SPA) (A-1+)
7,945,000	1.15	07/01/2004	7,945,000
Ohio State University CP Series 2003 C (A-1+)
14,750,000	1.05	10/14/2004	14,750,000
Ohio State University CP Series 2003 E (A-1+)
23,600,000	1.00	08/11/2004	23,600,000
Ohio State University General Receipts VRDN RB Series 1999 B-2 (A-1+/VMIG1)
2,985,000	1.06	07/07/2004	2,985,000
Ohio State Water Development Authority VRDN RB Refunding for Water Development Pure Water Series 2002 B (MBIA) (State Street Corp. SPA) (A-1+/VMIG1)
14,450,000	1.04	07/07/2004	14,450,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Ohio (continued)
University of Cincinnati General Receipts VRDN RB Series 2004 B (AMBAC) (Bayerische Landesbank SPA) (A-1+/VMIG1)
$20,000,000	1.08%	07/01/2004	$20,000,000

			$192,988,000

Oklahoma—0.6%
Oklahoma State GO VRDN Floater-PT-1879 Series 2003 (FGIC) (Merrill Lynch SPA) (F-1+)
$9,880,000	1.12%	07/01/2004	$9,880,000
Payne County Economic Development Authority Student Housing VRDN RB for Osuf Phase III Project Series 2002 (AMBAC) (Dexia Credit Local SPA) (VMIG1)
46,655,000	1.11	07/01/2004	46,655,000

			$56,535,000

Oregon—1.9%
Clackamas County Hospital Facility Authority VRDN RB for Legacy Health System Series 2003 (A-1+/VMIG1)
$5,000,000	1.08%	07/07/2004	$5,000,000
Oregon State GO Veteran’s Welfare VRDN Series 1985 73 H (Bayerische Landesbank SPA) (A-1+/VMIG1)
77,400,000	1.02	07/07/2004	77,400,000
Oregon State GO VRDN Series 1985 73 G (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
76,300,000	1.02	07/07/2004	76,300,000
Portland Oregon GO for Refinancing Limited Tax Series 2002 B (Aa2)
5,000,000	3.00	12/15/2004	5,043,532

			$163,743,532

Pennsylvania—3.2%
Allegheny County Hospital Development Authority VRDN RB for Presbyterian University Health System Series 1990 D (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
$3,260,000	1.08%	07/01/2004	$3,260,000
Allegheny County Hospital Development Authority VRDN RB Health Center Presbyterian Series 1990 B (MBIA) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
7,550,000	1.08	07/01/2004	7,550,000
Allegheny County IDA VRDN RB for UPMC Childrens Hospital Series 2004 A (JP Morgan Chase & Co. LOC) (A-1+)
34,000,000	1.08	07/01/2004	34,000,000
Delaware County IDA Airport Facilities VRDN RB for United Parcel Service Project Series 1985 (A-1+)
11,360,000	1.00	07/01/2004	11,360,000
Delaware Valley Regional Finance Authority Local Government VRDN Eagle Tax Exempt Trust Series 20040026 Class A (AMBAC) (Citibank SPA) (A-1+)
5,490,000	1.15	07/01/2004	5,490,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Project (AMBAC) (A-1)
11,725,000	1.06	07/07/2004	11,725,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 1999 (AMBAC) (PNC Bank SPA) (A-1/VMIG1)
3,415,000	1.06	07/07/2004	3,415,000
Lancaster County Hospital Authority VRDN RB for Health Center Masonic Homes Series 2001 (AMBAC) (Wachovia Bank N.A. SPA) (A-1+)
28,540,000	1.06	07/07/2004	28,540,000
Northampton County General Purpose Authority VRDN RB for Higher Education Lehigh University Series 2004 (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
6,000,000	1.08	07/01/2004	6,000,000
Pennsylvania Intergovernmental Cooperative Authority VRDN Special Tax Refunding for Philadelphia Funding Series 2003 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
58,990,000	1.09	07/01/2004	58,990,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-1 (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
28,850,000	1.04	07/07/2004	28,850,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 A-3 (Bayerische Landesbank SPA) (A-1+/VMIG1)
36,785,000	1.04	07/07/2004	36,785,000
Pennsylvania Turnpike Commission VRDN RB Series 2002 B (Dexia Credit Local SPA) (A-1+/VMIG1)
28,605,000	1.08	07/01/2004	28,605,000
Philadelphia Hospitals & Higher Education Facilities Authority VRDN RB for Children’s Hospital Project Series 2002 B (JP Morgan Chase & Co./ Westdeutsche Landesbank SPA) (A-1+/VMIG1)
3,000,000	1.10	07/01/2004	3,000,000
Temple University of Commonwealth Systems of Higher Education University Funding Obligation (MIG1)
12,500,000	2.25	05/02/2005	12,601,073

			$280,171,073

Puerto Rico—2.1%
Commonwealth of Puerto Rico TRANS Series 2003 (SP-1+/MIG1)
$19,000,000	2.00%	07/30/2004	$19,014,967

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Puerto Rico (continued)
Puerto Rico Government Development Bank CP (A-1)
$22,112,000	0.99%	07/09/2004	$22,112,000
6,000,000	0.97	07/12/2004	6,000,000
2,055,000	0.98	07/12/2004	2,055,000
17,898,000	0.99	07/13/2004	17,898,000
14,632,000	0.99	07/20/2004	14,632,000
18,503,000	0.99	07/29/2004	18,503,000
7,620,000	0.96	08/09/2004	7,620,000
17,185,000	0.96	08/12/2004	17,185,000
16,000,000	0.97	08/13/2004	16,000,000
13,500,000	0.99	08/26/2004	13,500,000
13,000,000	1.20	08/26/2004	13,000,000
5,000,000	1.17	09/09/2004	5,000,000
12,000,000	1.20	10/08/2004	12,000,000

			$184,519,967

Rhode Island—0.3%
Narragansett Bay Commission Wastewater System VRDN RB Series 2004 A (MBIA) (Dexia Credit Local SPA) (A-1+)
$25,100,000	1.01%	07/07/2004	$25,100,000
Rhode Island Clean Water Protection Finance Agency VRDN PCRB P-Floats-PT 1403 Series 2002 (Merrill Lynch SPA) (A-1+)
5,165,000	1.12	07/01/2004	5,165,000

			$30,265,000

South Carolina—1.1%
Charleston Waterworks & Sewer VRDN RB Refunding for Capital Improvement Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
$9,000,000	1.10%	07/01/2004	$9,000,000
South Carolina Association of Governmental Organizations TANS Series 2004 (MIG1)
20,000,000	2.75 >	04/15/2005	20,190,000
South Carolina Eagle Tax-Exempt Trust Series 20014001 Class A (MBIA) (Citibank SPA) (A-1+)
7,000,000	1.14	07/01/2004	7,000,000
South Carolina Public Service Authority CP (BNP Paribas/ Dexia Credit Local LOC) (A-1+)
13,000,000	1.12	08/17/2004	13,000,000
13,000,000	1.12	08/18/2004	13,000,000
South Carolina Public Service Authority VRDN RB P-Floats-PT-1877 Series 2003 (AMBAC) (Merrill Lynch SPA) (F-1+)
5,980,000	1.12	07/01/2004	5,980,000
South Carolina State Public Services Authority VRDN RB Eagle Tax-Exempt Trust Series 20040017 Class A (AMBAC) (Citibank SPA) (A-1+)
10,000,000	1.14	07/01/2004	10,000,000
South Carolina State Public Services Authority VRDN RB Merlots Series 2004 B06 (AMBAC) (Wachovia Bank SPA) (A-1)
10,000,000	1.12	07/07/2004	10,000,000
South Carolina State Public Services Authority VRDN RB ROCS II-R-6007 (AMBAC) (Citibank SPA) (A-1+)
4,585,000	1.14	07/01/2004	4,585,000
South Carolina State VRDN P-Floats-PT 1225 Series 2000 (Merrill Lynch SPA) (A-1+)
6,805,000	1.10	07/01/2004	6,805,000

			$99,560,000

Tennessee—2.2%
City of Memphis GO CP Series 2001 (Westdeutsche Landesbank SPA) (A-1+/P-1)
$14,100,000	0.96%	08/11/2004	$14,100,000
12,000,000	0.97	09/10/2004	12,000,000
5,000,000	0.97	09/14/2004	5,000,000
Knoxville Utilities Board VRDN RB Adjusted Subordinate Gas System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
2,600,000	1.07	07/01/2004	2,600,000
Knoxville Utilities Board VRDN RB Adjusted Subordinated Water System Notes Series 2000 (FSA) (Suntrust Bank SPA) (A-1+/VMIG1)
2,780,000	1.07	07/01/2004	2,780,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2000 B (Bayerische Landesbank SPA) (A-1+/VMIG1)
35,385,000	1.07	07/01/2004	35,385,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB Refunding for Vanderbilt University Series 2003 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
35,155,000	1.07	07/01/2004	35,155,000
Metropolitan Government Nashville & Davidson County Health & Education Facilities Board VRDN RB for Vanderbilt University Series 2002 B (Bayerische Landesbank/ Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
13,100,000	1.06	07/01/2004	13,100,000
Metropolitan Government of Nashville & Davidson CP (A-1+)
5,000,000	0.98	09/10/2004	5,000,000
10,000,000	1.07	10/14/2004	10,000,000
Sevier County Public Building Authority VRDN RB for Local Government Improvement Series 1999 III-F (AMBAC) (Landesbank Hessen-Thueringen Girozentrale SPA) (VMIG1)
24,760,000	1.10	07/01/2004	24,760,000
Shelby Eagle Tax-Exempt Trust Series 20014202 Class A COPS (Citibank SPA) (A-1+)
17,000,000	1.14	07/01/2004	17,000,000

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Tennessee (continued)
Tennessee GO CP Series A (Tennessee Consolidated Retirement System) (A-1+)
$5,000,000	1.15%	09/07/2004	$5,000,000
7,425,000	0.98	09/09/2004	7,425,000

			$189,305,000

Texas—11.9%
City of Houston CP Notes (Dexia Credit Local/ Landesbank Hessen-Thueringen SPA) (A-1+)
$15,000,000	1.12%	08/06/2004	$15,000,000
City of Houston CP Series E (Bank of America NA SPA) (A-1+)
5,000,000	0.95	07/20/2004	5,000,000
City of San Antonio Electric & Gas System VRDN Series 1997 SG 105 (Societe Generale SPA) (A-1+)
19,170,000	1.12	07/01/2004	19,170,000
Coastal Bend Health Facilities Development Corp. VRDN Updates Series 1998 B (AMBAC) (Bank One, N.A. SPA) (F-1+/VMIG1)
26,800,000	1.06	07/07/2004	26,800,000
Cypress Fairbanks Texas Independent School District VRDN Merlots Series 2001 A129 (Wachovia Bank N.A. SPA) (A-1)
9,980,000	1.12	07/07/2004	9,980,000
Dallas Texas Area Rapid Transit CP (Westdeutsche Landesbank/ Bayerische Landesbank/ Landesbank Baden-Wurttemberg/State Street Corp. SPA) (A-1+)
9,000,000	0.98	07/12/2004	9,000,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 1503 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1+)
5,450,000	1.12	07/01/2004	5,450,000
Dallas Texas Area Rapid Transit VRDN RB P-Floats-PT 2069 Series 2003 (AMBAC) (Merril Lynch SPA) (F-1+)
5,755,000	1.12	07/01/2004	5,755,000
Dallas Texas Independent School District P-Floats-PT 1909 Series 2003 (Merrill Lynch SPA) (F-1+)
5,650,000	1.12	07/01/2004	5,650,000
Dallas Texas Water Utilities CP (JP Morgan Chase & Co. SPA) (A-1+)
4,000,000	1.12	08/06/2004	4,000,000
10,475,000	1.13	08/06/2004	10,475,000
Harris County Health Facilities Development Corp. VRDN RB for Methodist Hospital (A-1+)
258,560,000	1.10	07/01/2004	258,560,000
Harris County Health Facilities Development Corp. VRDN RB for St. Lukes Episcopal Hospital Series 2001 B (JP Morgan Chase & Co./ Bayerische Landesbank/Northern Trust/ Bank of America SPA) (A1+)
44,095,000	1.10	07/01/2004	44,095,000
Harris County Municipal Securities Trust Receipts Series 2004 SGB-52-A (A-1+)
11,960,000	1.12	07/01/2004	11,960,000
Houston Texas Community College GO VRDN ROCS II-R-2084 Series 2004 (AMBAC) (Citigroup SPA) (A-1+)
2,775,000	1.14	07/01/2004	2,775,000
Houston Texas CP Series B (JP Morgan Chase & Co. SPA) (A-1+)
7,000,000	1.10	08/09/2004	7,000,000
9,000,000	1.00	08/17/2004	9,000,000
Houston Texas GO Refunding & Public Improvement Series 1999 A (AA-/Aa3)
8,800,000	5.00	03/01/2005	9,030,722
Houston Texas GO VRDN P-Floats-PT 1817 Series 2003 (FSA) (Westdeutsche Landesbank SPA) (A-1+)
5,440,000	1.12	07/01/2004	5,440,000
Houston Texas GO VRDN P-Floats-PT 2214 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
10,730,000	1.12	07/01/2004	10,730,000
Houston Texas GO VRDN P-Floats-PT 2233 Series 2004 (MBIA) (Merrill Lynch SPA) (A-1)
16,070,000	1.12	07/01/2004	16,070,000
Houston Texas GO VRDN ROCS II-R-1048 (Citigroup SPA) (VMIG1)
10,310,000	1.14	07/01/2004	10,310,000
Houston Texas GO VRDN ROCS II-R-4062 Series 2004 (Citigroup SPA) (A-1+)
5,345,000	1.15	07/01/2004	5,345,000
Lower Colorado River Authority CP (Westdeutsche Landesbank/ J.P. Morgan Chase & Co./ State Street Corp. LOC) (A-1+)
5,700,000	1.02	07/08/2004	5,700,000
North Texas Tollway Authority VRDN RB Dallas North Tollway Systems Floating Rate RCPTS Series 2003 SG-167 (A-1+)
8,975,000	1.12	07/01/2004	8,975,000
Rice University CP (A-1+)
14,000,000	0.99	08/11/2004	14,000,000
6,300,000	1.00	10/18/2004	6,300,000
San Antonio Electric & Gas RB Refunding Series 2003 (AA+/Aa1)
10,000,000	4.00	02/01/2005	10,172,847
San Antonio Electric & Gas Systems CP (Westdeutsche Landesbank/Landesbank Baden-Wurttemberg/ JP Morgan Chase & Co./ Bank of New York SPA) (A-1+)
18,000,000	0.95	07/08/2004	18,000,000
11,900,000	1.12	07/13/2004	11,900,000
8,000,000	0.95	07/20/2004	8,000,000
10,000,000	1.12	07/27/2004	10,000,000
13,700,000	1.12	08/17/2004	13,700,000
10,000,000	1.12	08/18/2004	10,000,000
17,900,000	1.12	08/23/2004	17,900,000
7,200,000	1.06	08/25/2004	7,200,000
12,000,000	1.00	09/08/2004	12,000,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Texas (continued)
San Antonio Electric & Gas VRDN RB Systems Junior Lien Series 2003 (Bank of America SPA) (A-1+/VMIG1)
$10,000,000	1.09%	07/07/2004	$10,000,000
San Antonio Water VRDN RB ROCS II-R-4064 Series 2004 (FGIC) (Citigroup SPA) (A-1+)
5,390,000	1.14	07/01/2004	5,390,000
South Texas Community College District VRDN P-Floats-PT 1415 Series 2002 (AMBAC) (Merrill Lynch SPA) (A-1+)
6,570,000	1.12	07/01/2004	6,570,000
Texas A & M University CP Series B (A-1+)
12,000,000	0.95	08/10/2004	12,000,000
19,000,000	0.95	08/12/2004	19,000,000
Texas A & M University Paramount University Fund CP Series 2002 (A-1+)
10,000,000	0.98	08/09/2004	10,000,000
5,000,000	0.95	08/10/2004	5,000,000
5,000,000	0.95	08/17/2004	5,000,000
5,000,000	1.10	08/17/2004	5,000,000
7,000,000	1.10	08/18/2004	7,000,000
6,000,000	1.10	08/19/2004	6,000,000
Texas Public Finance Authority CP Series 2002 (A-1+)
4,000,000	1.12	08/18/2004	4,000,000
Texas State GO VRDN P-Floats-PT 1529 Series 2002 (Merrill Lynch SPA) (A-1+)
6,780,000	1.12	07/01/2004	6,780,000
Texas State TRANS Series 2003 (SP-1+/MIG1)
193,000,000	2.00	08/31/2004	193,271,561
University of Texas Permanent University Fund VRDN RB for Municipal Trust Receipts (Societe Generale SPA) (A-1+)
6,690,000	1.14	07/01/2004	6,690,000
University of Texas School Board of Regents CP (A-1+)
20,000,000	0.95	07/13/2004	20,000,000
5,857,000	1.00	07/20/2004	5,857,000
12,000,000	1.12	09/07/2004	12,000,000
12,000,000	1.12	09/08/2004	12,000,000
University of Texas VRDN RB P-Floats-PT 1698 Series 2003 A (Merrill Lynch SPA) (A-1)
500,000	1.12	07/01/2004	500,000
Westside Calhoun County Development VRDN RB for Updates-Sohio Chemical Corp. Project Series 1985 (A-1+)
8,900,000	1.10	07/01/2004	8,900,000
Williamson County GO VRDN Stars Certificates BNP Series 2004-65 (FSA) (BNP Paribas SPA) (VMIG1)
15,785,000	1.12	07/01/2004	15,785,000

			$1,037,187,130

Utah—3.6%
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 E (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
$27,410,000	1.05%	07/07/2004	$27,410,000
Central Water Conservancy District GO VRDN Refunding for Tender Option Series 1998 F (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,405,000	1.05	07/07/2004	14,405,000
Central Water Conservancy District GO VRDN Refunding Series 2002 A (AMBAC) (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
14,850,000	1.05	07/07/2004	14,850,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 A (A-1+)
47,000,000	1.08	07/01/2004	47,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 B (A-1+)
25,000,000	1.08	07/01/2004	25,000,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 C (A-1+)
42,150,000	1.10	07/01/2004	42,150,000
Murray City Hospital VRDN RB for IHC Health Services, Inc. Series 2003 D (A-1+)
32,900,000	1.10	07/01/2004	32,900,000
Salt Lake County GO TRANS Series 2004
5,000,000	2.50 >	12/30/2004	5,028,350
University of Utah VRDN RB for Auxiliary & Campus Facilities Series 1997 A (Bank of Nova Scotia SPA) (A-1+/VMIG1)
4,225,000	1.06	07/07/2004	4,225,000
Utah County Hospital VRDN RB for IHC Health Services, Inc. Series 2002 C (Westdeutsche Landesbank SPA) (A-1+/VMIG1)
19,000,000	1.08	07/01/2004	19,000,000
Utah Transit Authority Sales Tax VRDN RB for Tender Option Subseries 2002 B (Bayerische Landesbank LOC) (A-1+/VMIG1)
7,500,000	1.08	07/01/2004	7,500,000
Utah Water Finance Agency VRDN RB Series 2002 A-1 (AMBAC) (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
8,245,000	1.10	07/07/2004	8,245,000
Utah Water Finance Agency VRDN RB Series 2004 A-9 (AMBAC) (JP Morgan Chase & Co. SPA) (VMIG1)
10,000,000	1.10	07/07/2004	10,000,000
Weber County Hospital VRDN RB for IHC Health Services, Inc. Series 2000 A (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
29,100,000	1.10	07/01/2004	29,100,000
Weber County Utah Hospital VRDN RB for IHC Health Services, Inc. Series 2000 C (Landesbank Hessen-Thueringen SPA) (A-1+/VMIG1)
25,800,000	1.10	07/01/2004	25,800,000

			$312,613,350

The accompanying notes are an integral part of these financial statements.

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Virginia—1.8%
Fairfax County Virginia GO Refunding & Public Improvement Series 2004 A (AAA/Aaa)
$11,730,000	2.00%	04/01/2005	$11,807,611
Fairfax Virginia County Economic DAR VRDN RB for Smithsonian Institution Series 2003 A (Bank of America N.A. SPA) (A-1+/VMIG1)
20,900,000	1.03	07/01/2004	20,900,000
Loudoun Virginia County IDA VRDN RB for Howard Hughes Medical Series 2003 D (A-1+/VMIG1)
27,080,000	1.01	07/07/2004	27,080,000
Loudoun Virginia County IDA VRDN RB for Howard Hughes Medical Series 2003 E (A-1+/VMIG1)
17,035,000	1.06	07/01/2004	17,035,000
Loudoun Virginia County IDA VRDN RB for Howard Hughes Medical Series 2003 F (A-1+/VMIG1)
16,585,000	1.05	07/07/2004	16,585,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health System Series 2002 B (JP Morgan Chase & Co. SPA) (A-1+/VMIG1)
30,810,000	1.10	07/01/2004	30,810,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health System Series 2002 C (Wachovia Bank N.A. SPA) (A-1+/VMIG1)
4,525,000	1.10	07/01/2004	4,525,000
Roanoke IDA Hospital VRDN RB Refunding for Carilion Health Systems Series 2002 D (Bank of America N.A. SPA) (A-1+/VMIG1)
17,545,000	1.08	07/01/2004	17,545,000
Virginia College Building Authority Educational Facilities VRDN RB for The University of Richmond Project Series 1999 (Suntrust Bank SPA) (VMIG1)
3,000,000	1.06	07/07/2004	3,000,000
Virginia State Public School Authority RB for School Equipment Financing Notes Issue VI Series 2000 (AA/Aa2)
4,500,000	5.25	04/01/2005	4,638,302

			$153,925,913

Washington—4.1%
Energy Northwest Electric VRDN RB Merlots Series 2003-A04 (MBIA) (Wachovia Bank SPA) (VMIG1)
$8,785,000	1.12%	07/07/2004	$8,785,000
Energy Northwest Electric VRDN RB P-Floats-PT 2236 (MBIA) (Merrill Lynch SPA) (F-1+)
5,700,000	1.12	07/01/2004	5,700,000
Energy Northwest Electric VRDN RB Refunding Project No. 3 Series 2003 E (JP Morgan Chase & Co. LOC) (A-1+/VMIG1)
83,225,000	1.04	07/07/2004	83,225,000
Energy Northwest Washington Electric VRDN RB Floater-PT 2165 Series 2004 (FSA) (Merrill Lynch SPA) (F-1+)
5,450,000	1.12	07/01/2004	5,450,000
Grant County Public Utility District Eagle Trust Series 20014702 Class A (FSA) (Citibank SPA) (A-1+)
8,810,000	1.14	07/01/2004	8,810,000
King & Snohomish Counties Washington School District #417 Northshore GO VRDN P-Floats-PT 1445 Series 2002 (Merrill Lynch SPA) (A-1+)
5,215,000	1.12	07/01/2004	5,215,000
King County CP Series 2002 A (Bayerische Landesbank SPA) (A-1)
6,400,000	1.10	07/29/2004	6,400,000
16,300,000	1.12	08/02/2004	16,300,000
King County School District No. 401 Highline Public Schools GO VRDN PT 1423 (FGIC) (Merrill Lynch SPA) (A-1)
11,145,000	1.12	07/01/2004	11,145,000
Port Seattle VRDN RB Floaters Series 2003 849-D (MBIA) (Morgan Stanley SPA) (A-1+)
20,439,500	1.13	07/01/2004	20,439,500
Snohomish County Public Utility District No. 1 VRDN RB Adjusted Refunding Series 2002 A-2 (FSA) (Dexia Credit Local SPA) (A-1+/VMIG1)
12,035,000	1.07	07/07/2004	12,035,000
Tacoma Regional Water Supply Systems VRDN RB Merlots Series 2003-B05 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
13,875,000	1.12	07/07/2004	13,875,000
Washington State P-Floats-PT 1781 Series 2003 (MBIA) (Merrill Lynch SPA) (F-1+)
7,050,000	1.25	04/07/2005	7,050,000
Washington State GO VRDN P-Floats-PT 433 Floaters Series 2000 (Merrill Lynch SPA) (A-1+)
19,865,000	1.12	07/01/2004	19,865,000
Washington State Eagle Tax-Exempt Trust Series 2000 Class A COPS (Citibank SPA) (A-1+)
12,000,000	1.14	07/01/2004	12,000,000
Washington State Eagle Tax-Exempt Trust Series 20024701 Class A (FSA) (Citibank SPA) (A-1+)
10,060,000	1.14	07/01/2004	10,060,000
Washington State Eagle Tax-Exempt Trust Series 20024703 Class A (MBIA) (Citibank SPA) (A-1+)
6,915,000	1.14	07/01/2004	6,915,000
Washington State Eagle Tax-Exempt Trust Series 984702 Class A (Citibank SPA) (A-1+)
6,500,000	1.14	07/01/2004	6,500,000
Washington State GO Series 1994 A (AA+/Aa1)
7,000,000	6.10	09/01/2004	7,059,056
Washington State GO Series 2003 A (AA+/Aa1)
12,890,000	6.00	09/01/2004	12,996,611
Washington State GO Eagle Tax-Exempt Trust Series 96C 4704 Class A (Citibank SPA) (A-1+)
8,525,000	1.14	07/01/2004	8,525,000
Washington State GO VRDN for Merlots Series 2002 A57 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
20,560,000	1.12	07/07/2004	20,560,000

The accompanying notes are an integral part of these financial statements.

Statement of Investments

Financial Square Tax-Free Money Market Fund (continued)
June 30, 2004 (Unaudited)

Principal	Interest	Maturity	Amortized
Amount	Rate	Date	Cost

Washington (continued)
Washington State GO VRDN for Merlots Series 2002 A65 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
$7,610,000	1.12%	07/07/2004	$7,610,000
Washington State GO VRDN for Merlots Series 2003 B23 (MBIA) (Wachovia Bank N.A. SPA) (VMIG1)
18,195,000	1.12	07/07/2004	18,195,000
Washington State GO VRDN P-Floats-PT 2093 Series 2004 (AMBAC) (Merrill Lynch SPA) (F-1+)
8,980,000	1.12	07/01/2004	8,980,000
Washington State GO VRDN P-Floats-PT 1407 Series 2002 (Merrill Lynch SPA) (A-1+)
7,465,000	1.12	07/01/2004	7,465,000
Washington State GO VRDN P-Floats-PT 775 Series 2003 (FSA) (Svenska Handelsbanken SPA) (A-1+)
2,310,000	1.14	07/01/2004	2,310,000
Washington State Public Power Supply System Nuclear Project No. 1 VRDN Refunding Series 1993 1A-2 (Bank of America LOC) (A-1+/VMIG1)
3,340,000	1.07	07/07/2004	3,340,000

			$356,810,167

West Virginia—0.1%
Marshall County VRDN PCRB Updates-Mountaineer Carbon Co. (A-1+/P-1)
$9,000,000	1.10%	07/01/2004	$9,000,000

Wisconsin—1.4%
Milwaukee Metropolitan Sewage District GO Capital Purpose Bonds Series 1992 A Eagle Tax-Exempt Trust Series 944905 Class A (Citibank SPA) (A-1+)
$10,300,000	1.14%	07/01/2004	$10,300,000
Southeast Professional Baseball Park District Sales Tax Revenue VRDN P-Floats-PT 425 Series 2002 (MBIA) (Merrill Lynch SPA) (A-1)
5,500,000	1.12	07/01/2004	5,500,000
Wisconsin Eagle Tax-Exempt Trust Series 20004901 Class A (Citibank SPA) (A-1+)
7,615,000	1.14	07/01/2004	7,615,000
Wisconsin State GO VRDN Floater-PT 1507 Series 2002 (FGIC) (Merrill Lynch SPA) (A-1+)
5,840,000	1.12	07/01/2004	5,840,000
Wisconsin State GO VRDN P-Floats-PT 2213 Series 2004 (MBIA) (Merrill Lynch SPA)
30,070,000	1.12	07/01/2004	30,070,000
Wisconsin State GO VRDN Series 2004-901 (MBIA) (Morgan Stanley SPA) (VMIG1)
6,000,000	1.13	07/01/2004	6,000,000
Wisconsin State Health & Educational Facilities Authority VRDN RB P-Floats-PT 917 Series 2004 (MBIA) (Merrill Lynch SPA) (F-1+)
57,000,000	1.12	07/01/2004	57,000,000

			$122,325,000

Wyoming—0.3%
Sublette County VRDN PCRB Floating Rate for Exxon Project Series 1984 (A-1+/P-1)
$14,285,000	1.01%	07/01/2004	$14,285,000
Uinta County VRDN PCRB Refunding for Chevron USA, Inc. Project Series 1993 (P-1)
9,850,000	1.05	07/01/2004	9,850,000

			$24,135,000

Total Investments—102.3%			$8,920,738,483

>	All or portion represents a forward commitment.

Interest rates represent either the stated coupon rate, or for floating rate securities, the current reset rate, which is based upon current interest rate indices.

Maturity dates represent either the stated date on the security, the next interest reset date for floating rate securities, or the prerefunded date for those types of securities.

Security ratings are obtained from Standard & Poor’s/Moody’s Investors Service/Fitch and are unaudited.

The percentage shown for each category reflects the value of investments in that category as a percentage of net assets.

The accompanying notes are an integral part of these financial statements.

Investment Abbreviations:

AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COPS	—	Certificates of Participation
CP	—	Commercial Paper
DAR	—	Development Authority Revenue
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Insured by Federal Home Loan Mortgage Corp.
FNMA	—	Insured by Federal National Mortgage Association
FSA	—	Insured by Financial Security Assurance Co.
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bond
IDRB	—	Industrial Development Revenue Bond
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Investors Assurance
MF Hsg.	—	Multi-Family Housing
PCRB	—	Pollution Control Revenue Bond
P-Floats	—	Puttable Floating Rate Securities
RANS	—	Revenue Anticipation Notes
RB	—	Revenue Bond
RCPTS	—	Receipts
ROCS	—	Reset Option Certificates
SPA	—	Stand-by-Purchase Agreement
SPI	—	Securities Purchase Inc.
TANS	—	Tax Anticipation Notes
TFA	—	Transportation Finance Authority
TRANS	—	Tax Revenue Anticipation Notes
VRDN	—	Variable Rate Demand Note
XLCA	—	XL Capital Assurance

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Statements of Assets and Liabilities
June 30, 2004 (Unaudited)

	Prime
	Obligations	Money Market
	Fund	Fund

Assets:
Investment in securities, at value based on amortized cost	$22,713,689,142	$8,108,584,122
Repurchase agreements, at value based on amortized cost — unaffiliated issuers	2,264,400,000	845,000,000
Repurchase agreements, at value based on amortized cost — affiliated issuers	200,000,000	—
Cash	61,401	57,145
Receivables:
Interest	18,508,853	14,509,768
Fund shares sold	—	2,581,310
Reimbursements from investment adviser	—	—
Other assets	355,246	128,071

Total assets	25,197,014,642	8,970,860,416

Liabilities:
Payables:
Investment securities purchased	—	—
Income distribution	11,997,109	3,640,882
Fund shares repurchased	839,834	554,083
Amounts owed to affiliates	3,465,111	1,304,423
Accrued expenses and other liabilities	1,723,753	503,105

Total liabilities	18,025,807	6,002,493

Net Assets:
Paid-in capital	25,178,988,835	8,964,857,923
Accumulated net realized loss on investment transactions	—	—

Net assets	$25,178,988,835	$8,964,857,923

Net asset value, offering and redemption price per share:	$1.00	$1.00

Shares outstanding:
FST Shares	19,567,405,913	8,175,298,218
FST Select Shares	116,481,277	28,969,968
FST Preferred Shares	1,740,710,821	110,447,569
FST Capital Shares	179,665,821	30,289,563
FST Administration Shares	2,719,871,670	360,564,428
FST Service Shares	854,853,333	259,288,177

Total shares outstanding, $.001 par value (unlimited number of shares authorized)	25,178,988,835	8,964,857,923

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

$803,934,036	$1,955,249,264	$2,183,675,454	$6,970,940,995	$8,920,738,483
3,178,000,000	—	963,200,000	—	—
50,000,000	—	150,000,000	—	—
2,871	21,640	85,429	25,004	18,838,787
5,653,525	—	5,919,340	8,304,852	21,224,621
—	—	6,562	9,539,332	40,378
—	19,664	—	—	—
59,198	32,512	58,801	139,386	106,078

4,037,649,630	1,955,323,080	3,302,945,586	6,988,949,569	8,960,948,347

—	749,330,042	—	—	238,846,726
1,499,189	534,552	1,205,699	1,225,790	1,741,922
—	—	—	—	19,593
605,604	188,477	477,862	1,137,367	1,079,866
666,817	166,306	457,933	420,575	60,551

2,771,610	750,219,377	2,141,494	2,783,732	241,748,658

4,034,878,020	1,205,103,703	3,300,804,092	6,986,165,837	8,719,358,726
—	—	—	—	(159,037)

$4,034,878,020	$1,205,103,703	$3,300,804,092	$6,986,165,837	$8,719,199,689

$1.00	$1.00	$1.00	$1.00	$1.00

1,425,014,222	921,294,595	1,552,151,257	6,058,838,332	8,041,328,010
2,748	64,322	131,114,667	3,069	190,778,912
530,420,078	7,256,509	478,396,600	138,449,827	170,968,382
949,828	29,177,514	93,597,391	3,872,033	10,984,528
1,556,260,527	181,691,746	805,161,658	338,698,323	244,865,174
522,230,617	65,619,017	240,382,519	446,304,253	60,296,971

4,034,878,020	1,205,103,703	3,300,804,092	6,986,165,837	8,719,221,977

Goldman Sachs Trust—Financial Square Funds

Statements of Operations
For the Six Months Ended June 30, 2004 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

Investment income:
Interest — unaffiliated	$142,115,108	$55,027,228
Interest — affiliated	914,968	315,234

Total income	143,030,076	55,342,462

Expenses:
Non-Class Specific Expenses:
Management fees	26,284,665	10,113,636
Custody and accounting fees	880,744	417,185
Registration fees	160,485	53,912
Professional fees	30,684	34,898
Printing fees	13,880	13,373
Trustee fees	7,062	7,062
Other	344,578	136,915

Subtotal	27,722,098	10,776,981
Class Specific Expenses:
Administration Share fees	3,877,173	468,422
Service Share fees	2,112,335	716,337
Preferred Share fees	831,294	51,853
Capital Share fees	199,548	41,557
Select Share fees	15,487	5,709

Total expenses	34,757,935	12,060,859
Less—expense reductions	(4,487,835)	(1,726,903)

Net expenses	30,270,100	10,333,956

Net investment income	112,759,976	45,008,506

Net realized gain on investment transactions	1,012,926	289,942

Net increase in net assets resulting from operations	$113,772,902	$45,298,448

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$19,770,236	$5,773,714	$18,655,685	$39,118,180	$41,097,912
252,642	—	1,188,104	—	—

20,022,878	5,773,714	19,843,789	39,118,180	41,097,912

3,967,617	1,234,383	3,731,633	7,577,145	8,354,376
249,883	147,164	220,977	317,812	194,499
63,598	45,294	78,039	84,108	33,638
25,226	23,237	24,362	27,712	33,628
13,357	13,357	13,346	13,707	13,174
7,062	7,062	7,062	7,062	7,062
64,074	26,638	43,020	101,203	100,400

4,390,817	1,497,135	4,118,439	8,128,749	8,736,777

1,668,604	249,294	1,110,918	443,671	331,197
1,194,769	242,427	638,839	1,129,262	142,249
230,221	4,568	233,642	46,746	103,106
4,413	18,763	57,978	2,962	8,475
720	5	14,713	1	24,160

7,489,544	2,012,192	6,174,529	9,751,391	9,345,964
(442,768)	(269,012)	(769,273)	(588,797)	(1,561,050)

7,046,776	1,743,180	5,405,256	9,162,594	7,784,914

12,976,102	4,030,534	14,438,533	29,955,586	33,312,998

68,766	186,359	2,384	171,259	28,303

$13,044,868	$4,216,893	$14,440,917	$30,126,845	$33,341,301

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Six Months Ended June 30, 2004 (Unaudited)

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$112,759,976	$45,008,506
Net realized gain on investment transactions	1,012,926	289,942

Net increase in net assets resulting from operations	113,772,902	45,298,448

Distributions to shareholders:
From net investment income
FST Shares	(92,660,175)	(42,527,900)
FST Select Shares	(470,729)	(174,175)
FST Preferred Shares	(6,992,302)	(438,353)
FST Capital Shares	(1,054,107)	(219,814)
FST Administration Shares	(10,726,381)	(1,302,158)
FST Service Shares	(1,869,208)	(636,048)

Total distributions to shareholders	(113,772,902)	(45,298,448)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	102,552,826,992	24,089,138,104
Reinvestment of dividends and distributions	42,777,316	24,537,415
Cost of shares repurchased	(105,941,529,708)	(26,520,483,374)

Net increase (decrease) in net assets resulting from share transactions	(3,345,925,400)	(2,406,807,855)

Total increase (decrease)	(3,345,925,400)	(2,406,807,855)
Net assets:
Beginning of period	28,524,914,235	11,371,665,778

End of period	$25,178,988,835	$8,964,857,923

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$12,976,102	$4,030,534	$14,438,533	$29,955,586	$33,312,998
68,766	186,359	2,384	171,259	28,303

13,044,868	4,216,893	14,440,917	30,126,845	33,341,301

(6,613,509)	(3,433,369)	(8,397,135)	(27,864,839)	(30,990,920)
(19,168)	(135)	(429,966)	(38)	(658,092)
(1,690,497)	(31,327)	(1,884,330)	(356,198)	(757,843)
(20,073)	(79,827)	(292,376)	(14,005)	(37,932)
(3,902,189)	(534,143)	(2,917,499)	(1,080,280)	(772,268)
(799,432)	(138,092)	(519,611)	(811,485)	(95,943)

(13,044,868)	(4,216,893)	(14,440,917)	(30,126,845)	(33,312,998)

15,728,545,745	3,672,686,457	13,534,549,357	15,171,647,588	23,289,639,041
4,519,068	910,008	6,193,971	22,854,339	21,857,831
(15,681,583,445)	(3,604,724,822)	(13,992,914,411)	(16,322,985,488)	(22,261,221,357)

51,481,368	68,871,643	(452,171,083)	(1,128,483,561)	1,050,275,515

51,481,368	68,871,643	(452,171,083)	(1,128,483,561)	1,050,303,818
3,983,396,652	1,136,232,060	3,752,975,175	8,114,649,398	7,668,895,871

$4,034,878,020	$1,205,103,703	$3,300,804,092	$6,986,165,837	$8,719,199,689

Goldman Sachs Trust—Financial Square Funds

Statements of Changes in Net Assets
For the Year Ended December 31, 2003

	Prime	Money
	Obligations	Market
	Fund	Fund

From operations:
Net investment income	$268,511,622	$112,790,371
Net realized gain (loss) on investment transactions	267,584	99,704

Net increase in net assets resulting from operations	268,779,206	112,890,075

Distributions to shareholders:
From net investment income
FST Shares	(215,994,373)	(105,482,669)
FST Select Shares	(1,423,245)	(618,328)
FST Preferred Shares	(17,097,317)	(1,236,439)
FST Capital Shares	(2,899,080)	(174,606)
FST Administration Shares	(25,849,019)	(3,398,251)
FST Service Shares	(5,516,172)	(1,979,782)

Total distributions to shareholders	(268,779,206)	(112,890,075)

From share transactions (at $1.00 per share):
Proceeds from sales of shares	225,087,976,745	69,260,071,771
Reinvestment of dividends and distributions	119,207,698	60,261,263
Cost of shares repurchased	(226,225,840,901)	(68,212,292,973)

Net increase (decrease) in net assets resulting from share transactions	(1,018,656,458)	1,108,040,061

Total increase (decrease)	(1,018,656,458)	1,108,040,061
Net assets:
Beginning of year	29,543,570,693	10,263,625,717

End of year	$28,524,914,235	$11,371,665,778

The accompanying notes are an integral part of these financial statements.

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

$34,734,419	$8,603,775	$40,691,235	$78,638,718	$56,017,377
2,011,255	525,657	132,562	1,023,647	(187,340)

36,745,674	9,129,432	40,823,797	79,662,365	55,830,037

(17,437,213)	(7,361,361)	(24,508,107)	(72,022,335)	(52,104,038)
(620,741)	(4,742)	(1,392,138)	(185)	(204,005)
(4,988,134)	(191,426)	(4,163,954)	(881,502)	(1,672,154)
(63,479)	(24,544)	(1,180,290)	(29,582)	(22,700)
(10,578,410)	(1,234,309)	(8,020,716)	(4,149,757)	(1,782,793)
(3,057,697)	(313,050)	(1,558,592)	(2,579,004)	(231,687)

(36,745,674)	(9,129,432)	(40,823,797)	(79,662,365)	(56,017,377)

25,866,324,129	6,717,213,489	32,965,605,463	34,866,591,689	35,564,333,193
13,065,921	2,450,576	17,072,247	57,770,699	40,356,091
(27,398,313,328)	(6,891,820,130)	(34,842,459,560)	(37,223,034,176)	(32,934,054,242)

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,635,042

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,447,702

5,502,319,930	1,308,388,125	5,612,757,025	10,413,321,186	4,998,448,169

$3,983,396,652	$1,136,232,060	$3,752,975,175	$8,114,649,398	$7,668,895,871

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements
June 30, 2004 (Unaudited)

1. Organization

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940 (as amended) (the “Act”) as an open-end, management investment company. The Trust includes the Financial Square Funds, collectively, “the Funds,” or individually, a “Fund.” Financial Square consists of seven diversified funds: Prime Obligations, Money Market, Treasury Obligations, Treasury Instruments, Government, Federal and Tax-Free Money Market. The Funds offer six classes of shares—FST Shares, FST Select Shares, FST Preferred Shares, FST Capital Shares, FST Administration Shares and FST Service Shares. The investment objective of the Funds is to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing exclusively in high quality money market instruments.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.

A. Investment Valuation—

Each Fund uses the amortized-cost method for valuing portfolio securities, which approximates market value. Under this method, all investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity.

B. Security Transactions and Interest Income—

Security transactions are recorded as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class specific expenses) and realized gains or losses are allocated daily to each class of shares of the Fund based upon the relative proportion of net assets of each class.

C. Federal Taxes—

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable and tax-exempt income to its shareholders. Accordingly, no federal tax provisions are required. Income distributions to shareholders are recorded on the ex-dividend date, declared daily and paid monthly by the Funds.
   The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules. Therefore, the source of the Funds’ distributions is shown in the accompanying financial statements as from net investment income.
   At December 31, 2003 (tax-year-end), the following Fund had a capital loss carryforward for U.S. federal tax purposes of approximately:

Fund	Amount	Year of Expiration

Tax-Free Money Market	$187,000	2011

   Expiration occurs on December 31 of the year indicated. This amount is available to be carried forward to offset future capital gains to the extent permitted by applicable laws and regulations.

   The amortized cost for each Fund stated in the accompanying Statements of Assets and Liabilities also represents aggregate cost for U.S. federal income tax purposes.

D. Expenses—

Expenses incurred by the Trust that do not specifically relate to an individual Fund of the Trust are allocated to the Funds on a straight-line or pro-rata basis depending upon the nature of the expense. FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares bear all expenses and fees relating to their respective service plans.

E. Forward Commitment Transactions—

The Funds may enter into forward commitments. These transactions involve a commitment by the Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond a customary settlement. As a result of entering into these transactions, the Funds are required to segregate liquid assets equal to or greater than the market value of the corresponding transactions. Losses may arise due to changes in the market value of the security or from the inability of counterparties to meet the terms of the transaction.

F. Repurchase Agreements—

Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase them at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of the Funds, including accrued interest, is required to equal or exceed the value of the repurchase agreement, including accrued interest. If the seller defaults or becomes insolvent, realization of the collateral by each Fund may be delayed or limited and there may be a decline in the value of the collateral during the period while the Funds seek to assert their rights. The underlying securities for all repurchase agreements are held in safekeeping at the Funds’ custodian or designated subcustodians under triparty repurchase agreements.

3. Agreements

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman, Sachs & Co. (“Goldman Sachs”), serves as investment adviser pursuant to an Investment Management Agreement (the “Agreement”) with the Trust on behalf of the Funds. Under the Agreements, GSAM manages the Funds, subject to the general supervision of the Trust’s Board of Trustees.
   As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Funds’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management fee”) computed daily and payable monthly, at an annual percentage rate equal to .205% of each Fund’s average daily net assets.
   For the six months ended June 30, 2004, GSAM has voluntarily agreed to waive a portion of its Management Fee equal annually to .035% of the average daily net assets of Prime Obligations, Money Market, Government and Tax-Free Money Market Funds and .015% of the average daily net assets of the Treasury Obligations, Treasury Instruments and Federal Funds.
   Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Funds (excluding Management fees, Select service fees, Preferred administration fees, Capital administration fees, Administration fees, Service fees, taxes, interest and brokerage fees and litigation, indemnification, shareholder meeting and other extraordinary expenses) to the extent such expenses exceed, on an annual basis, .014% of the average daily net assets of each Fund. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

   In addition, the Funds have entered into certain expense offset arrangements with the custodian resulting in a reduction in the Funds’ expenses.
   For the six months ended June 30, 2004, expense reductions were as follows (in thousands):

		Other
		Expenses	Custody
	Management	Reimbursed	Fee
Fund	Fees Waived	by Adviser	Reductions	Total

Prime Obligations	$4,488	$—	$—	$4,488

Money Market	1,727	—	—	1,727

Treasury Obligations	291	152	—	443

Treasury Instruments	90	179	—	269

Government	637	132	—	769

Federal	555	34	—	589

Tax-Free Money Market	1,426	—	135	1,561

   Goldman Sachs serves as Transfer Agent and Distributor of shares of the Funds pursuant to Transfer Agent and Distribution Agreements and receives no separate fee.
   At June 30, 2004, amounts owed to affiliates were as follows (in thousands):

			Over
			Reimbursement
			of Other
		Affiliated	Expenses by
Fund	Management	Dealers	Adviser	Total

Prime Obligations	$3,465	$—	$—	$3,465

Money Market	1,300	4	—	1,304

Treasury Obligations	594	—	12	606

Treasury Instruments	188	—	—	188

Government	464	—	14	478

Federal	1,105	—	32	1,137

Tax-Free Money Market	1,080	—	—	1,080

4. Select, Preferred, Capital, Administration and Service Plans

The Trust, on behalf of each Fund, has adopted Service Plans. These plans allow for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares, respectively, to compensate service organizations for providing varying levels of account administration and shareholder liaison services to their customers who are beneficial owners of such shares. The Service Plans for FST Select, FST Preferred, FST Capital, FST Administration and FST Service Shares provide for compensation to the service organizations in an amount up to 0.03%, 0.10%, 0.15%, 0.25% and 0.50% (on an annual basis), respectively, of the average daily net asset value of the respective shares.

5. Line of Credit Facility

The Funds participate in a $350,000,000 committed, unsecured revolving line of credit facility. Under the most restrictive arrangement, each Fund must own securities having a market value in excess of 300% (400% prior to May 26, 2004) of the total bank borrowings. This facility is to be used solely for temporary or emergency purposes. The interest rate on borrowings is based on the federal funds rate. The committed facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. During the six months ended June 30, 2004, the Funds did not have any borrowings under this facility.

6. Portfolio Concentrations

As a result of the Tax-Free Money Market Fund’s ability to invest a large percentage of its assets in obligations of issuers within certain states, it is subject to possible concentration risks associated with economic, political or legal developments or industrial or regional matters specifically affecting such states.

7. Joint Repurchase Agreement Accounts

Pursuant to exemptive relief granted by the SEC and terms and conditions contained therein, the Funds, together with other registered investment companies having management agreements with GSAM or its affiliates, transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements.
   At June 30, 2004, the Prime Obligations, Money Market, Treasury Obligations and Government Funds had undivided interests in the following Joint Repurchase Agreement Account I, which equaled $264,400,000, $345,000,000, $2,910,300,000 and $45,800,000, respectively, in principal amount. At June 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account I were fully collateralized by U.S. Treasury obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT I

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

ABN AMRO, Inc.
	$960,000,000	1.30%	07/01/2004	$960,034,667
Barclays Capital PLC
	300,000,000	1.30	07/01/2004	300,010,833
Deutsche Bank Securities, Inc.
	250,000,000	1.30	07/01/2004	250,009,028
Greenwich Capital Markets
	400,000,000	1.28	07/01/2004	400,014,222
J.P. Morgan Chase & Co.
	905,000,000	1.30	07/01/2004	905,032,680
Morgan Stanley & Co.
	500,000,000	1.28	07/01/2004	500,017,778
UBS LLC
	514,800,000	1.28	07/01/2004	514,818,304
Westdeutsche Landesbank AG
	400,000,000	1.25	07/01/2004	400,013,889

TOTAL	$4,229,800,000			$4,229,951,401

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

   At June 30, 2004, the Prime Obligations, Money Market, and Government Funds had undivided interests in the following Joint Repurchase Agreement Account II, which equaled $1,750,000,000, $250,000,000 and $675,000,000, respectively, in principal amount. At June 30, 2004, the following repurchase agreements held in Joint Repurchase Agreement Account II were fully collateralized by Federal Agency obligations.

JOINT REPURCHASE AGREEMENT ACCOUNT II

Repurchase	Principal	Interest	Maturity	Maturity
Agreements	Amount	Rate	Date	Value

Banc of America Securities LLC
	$750,000,000	1.55%	07/01/2004	$750,032,292
Bear Stearns & Co.
	675,000,000	1.55	07/01/2004	675,029,063
Greenwich Capital Markets
	400,000,000	1.53	07/01/2004	400,017,000
J.P. Morgan Chase & Co.
	700,000,000	1.55	07/01/2004	700,030,139
Morgan Stanley & Co.
	775,000,000	1.55	07/01/2004	775,033,368
UBS LLC
	950,500,000	1.55	07/01/2004	950,540,924
Westdeutsche Landesbank AG
	500,000,000	1.52	07/01/2004	500,021,111

TOTAL	$4,750,500,000			$4,750,703,897

8. Other Matters

Exemptive Orders—Pursuant to Securities and Exchange Commission (“SEC”) exemptive orders, certain of the Funds may enter into certain principal transactions with Goldman Sachs.
Legal Proceedings—Purported class and derivative action lawsuits were filed in April and May 2004 in the United States District Court for the Southern District of New York against GSAM and certain related parties, including certain Goldman Sachs Funds and the Trustees and Officers of the Trust. The actions allege violations of the Act, the Investment Advisers Act of 1940 and common law breach of fiduciary duty. The complaints allege, among other things, that between April 2, 1999 and January 9, 2004 (the “Class Period”), GSAM charged the Goldman Sachs Funds improper Rule 12b-1 fees; made improper brokerage commission and other payments to brokers that sold shares of the Goldman Sachs Funds; and made untrue statements of material fact in registration statements and reports filed pursuant to the Act. Based on currently available information, GSAM believes that the likelihood that the purported class action lawsuits will have a material adverse financial impact on the Funds is remote, and the pending actions are not likely to materially affect its ability to provide investment management services to its clients, including the Goldman Sachs Funds.

9. Subsequent Event

At a meeting held on August 5, 2004, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization providing for the tax-free acquisition of the Golden Oak Prime Obligation Money Market Portfolio by the Goldman Sachs Financial Square Prime Obligations Fund. The acquisition is expected to be completed in September 2004.

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

10. Summary of Share Transactions (at $1.00 per share)

Share activity for the six months ended June 30, 2004 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	76,816,813,795	20,805,139,411
Reinvestment of dividends and distributions	33,542,226	22,774,571
Shares repurchased	(80,033,459,744)	(23,041,927,573)

	(3,183,103,723)	(2,214,013,591)

FST Select Shares:
Shares sold	1,052,802,165	113,471,240
Reinvestment of dividends and distributions	426,048	161,283
Shares repurchased	(990,606,095)	(177,700,210)

	62,622,118	(64,067,687)

FST Preferred Shares:
Shares sold	7,315,205,821	213,805,517
Reinvestment of dividends and distributions	4,784,625	417,085
Shares repurchased	(7,007,250,020)	(217,074,125)

	312,740,426	(2,851,523)

FST Capital Shares:
Shares sold	1,691,580,671	193,779,621
Reinvestment of dividends and distributions	447,425	103,307
Shares repurchased	(1,851,704,638)	(187,773,679)

	(159,676,542)	6,109,249

FST Administration Shares:
Shares sold	11,693,864,263	2,359,025,376
Reinvestment of dividends and distributions	2,524,718	722,514
Shares repurchased	(12,057,297,547)	(2,446,473,822)

	(360,908,566)	(86,725,932)

FST Service Shares:
Shares sold	3,982,560,277	403,916,939
Reinvestment of dividends and distributions	1,052,274	358,655
Shares repurchased	(4,001,211,664)	(449,533,965)

	(17,599,113)	(45,258,371)

Net increase (decrease) in shares	(3,345,925,400)	(2,406,807,855)

Treasury	Treasury
Obligations	Instruments	Government	Federal	Tax-Free Money
Fund	Fund	Fund	Fund	Market Fund

4,593,068,886	2,702,454,401	6,184,106,549	12,150,749,038	21,907,742,130
3,354,780	682,193	3,615,285	21,804,755	21,272,871
(4,871,425,286)	(2,587,589,377)	(6,541,641,850)	(13,189,759,503)	(20,939,858,870)

(275,001,620)	115,547,217	(353,920,016)	(1,017,205,710)	989,156,131

6,200,000	63,069	117,057,855	34	312,485,024
19,168	133	385,283	13	208,942
(15,729,499)	—	(100,461,584)	(16,251)	(197,726,166)

(9,510,331)	63,202	16,981,554	(16,204)	114,967,800

1,356,078,366	23,708,672	1,597,693,391	329,527,469	353,798,781
74,168	13,135	895,925	53,545	97,118
(1,326,963,627)	(24,518,051)	(1,553,888,059)	(299,767,904)	(387,031,610)

29,188,907	(796,244)	44,701,257	29,813,110	(33,135,711)

9,066,561	27,836,246	1,655,795,022	—	69,199,468
3,120	78,741	174,447	14,004	31,168
(19,100,000)	(21,399,518)	(1,679,787,831)	(890,000)	(61,029,507)

(10,030,319)	6,515,469	(23,818,362)	(875,996)	8,201,129

7,852,294,738	641,079,741	3,007,488,291	985,131,465	318,852,982
467,133	71,131	917,310	523,262	199,131
(7,495,863,624)	(647,144,385)	(3,138,008,003)	(1,066,703,705)	(347,851,632)

356,898,247	(5,993,513)	(129,602,402)	(81,048,978)	(28,799,519)

1,911,837,194	277,544,328	972,408,249	1,706,239,582	327,560,656
600,699	64,675	205,721	458,760	48,601
(1,952,501,409)	(324,073,491)	(979,127,084)	(1,765,848,125)	(327,723,572)

(40,063,516)	(46,464,488)	(6,513,114)	(59,149,783)	(114,315)

51,481,368	68,871,643	(452,171,083)	(1,128,483,561)	1,050,275,515

Goldman Sachs Trust—Financial Square Funds

Notes to Financial Statements (continued)
June 30, 2004 (Unaudited)

10. Summary of Share Transactions (at $1.00 per share) (continued)

Share activity for the year ended December 31, 2003 is as follows:

	Prime
	Obligations	Money Market
	Fund	Fund

FST Shares:
Shares sold	172,811,517,351	62,660,685,275
Reinvestment of dividends and distributions	96,091,795	55,174,520
Shares repurchased	(172,722,811,886)	(61,521,396,137)

	184,797,260	1,194,463,658

FST Select Shares:
Shares sold	2,656,012,319	761,238,343
Reinvestment of dividends and distributions	1,115,648	606,864
Shares repurchased	(2,799,045,343)	(671,553,111)

	(141,917,376)	90,292,096

FST Preferred Shares:
Shares sold	16,016,232,199	754,996,661
Reinvestment of dividends and distributions	11,176,931	1,184,863
Shares repurchased	(16,951,764,867)	(819,561,521)

	(924,355,737)	(63,379,997)

FST Capital Shares (commenced August 12, 2002):
Shares sold	4,340,557,731	37,679,143
Reinvestment of dividends and distributions	454,015	172,532
Shares repurchased	(4,430,363,397)	(13,672,366)

	(89,351,651)	24,179,309

FST Administration Shares:
Shares sold	20,429,710,746	4,085,890,635
Reinvestment of dividends and distributions	7,142,395	2,177,269
Shares repurchased	(20,283,839,939)	(4,121,136,043)

	153,013,202	(33,068,139)

FST Service Shares:
Shares sold	8,833,946,399	959,581,714
Reinvestment of dividends and distributions	3,226,914	945,215
Shares repurchased	(9,038,015,469)	(1,064,973,795)

	(200,842,156)	(104,446,866)

Net increase (decrease) in shares	(1,018,656,458)	1,108,040,061

Treasury	Treasury			Tax-Free
Obligations	Instruments	Government	Federal	Money Market
Fund	Fund	Fund	Fund	Fund

11,063,249,161	4,463,918,390	16,277,555,979	27,366,286,190	33,019,921,699
8,225,115	1,790,706	9,067,140	54,318,562	39,376,645
(11,638,885,984)	(4,630,997,116)	(17,443,088,876)	(29,300,402,600)	(30,544,377,238)

(567,411,708)	(165,288,020)	(1,156,465,757)	(1,879,797,848)	2,514,921,106

40,000,000	30,000,000	495,505,489	161	198,230,268
574,483	3,192	1,218,237	29	84,149
(97,499,895)	(35,006,275)	(625,989,114)	—	(122,533,379)

(56,925,412)	(5,003,083)	(129,265,388)	190	75,781,038

1,383,344,871	40,792,550	6,209,624,911	691,224,728	511,714,412
377,606	123,988	2,729,162	109,022	132,274
(1,720,989,090)	(61,537,188)	(6,768,706,427)	(704,440,767)	(485,562,793)

(337,266,613)	(20,620,650)	(556,352,354)	(13,107,017)	26,283,893

10,994,166	296,373,878	3,121,738,293	5,102,442	2,484,472
14,803	23,080	849,849	29,582	18,320
(29,827)	(287,349,268)	(3,032,632,013)	(385,000)	(6,940,858)

10,979,142	9,047,690	89,956,129	4,747,024	(4,438,066)

8,306,001,939	1,220,604,537	5,298,096,032	2,649,221,538	1,369,677,183
1,594,356	405,682	2,795,241	1,839,467	632,852
(8,504,998,895)	(1,241,511,087)	(5,310,527,605)	(2,916,896,125)	(1,303,431,828)

(197,402,600)	(20,500,868)	(9,636,332)	(265,835,120)	66,878,207

5,062,733,992	665,524,134	1,563,084,759	4,154,756,630	462,305,159
2,279,558	103,928	412,618	1,474,037	111,851
(5,435,909,637)	(635,419,196)	(1,661,515,525)	(4,300,909,684)	(471,208,146)

(370,896,087)	30,208,866	(98,018,148)	(144,679,017)	(8,791,136)

(1,518,923,278)	(172,156,065)	(1,859,781,850)	(2,298,671,788)	2,670,635,042

Goldman Sachs Trust—Financial Square Funds

Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period
Prime Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net		Ratio of		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.47%	$19,567,406	0.18	%(c)	0.93	%(c)	0.22	%(c)	0.89	%(c)
2004-FST Select Shares	1.00	0.005	(0.005)	1.00	0.45	116,481	0.21	(c)	0.90	(c)	0.25	(c)	0.86	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.42	1,740,711	0.28	(c)	0.83	(c)	0.32	(c)	0.79	(c)
2004-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.39	179,666	0.33	(c)	0.78	(c)	0.37	(c)	0.74	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.34	2,719,872	0.43	(c)	0.68	(c)	0.47	(c)	0.64	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.22	854,853	0.68	(c)	0.43	(c)	0.72	(c)	0.39	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	22,750,510	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	53,859	0.21		1.06		0.25		1.02
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	1,427,970	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	339,342	0.33		0.94		0.37		0.90
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	3,080,780	0.43		0.80		0.47		0.76
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	872,453	0.68		0.56		0.72		0.52

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	22,565,712	0.18		1.74		0.22		1.70
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	195,777	0.21		1.70		0.25		1.66
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	2,352,326	0.28		1.60		0.32		1.56
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	428,694	0.33	(c)	1.29	(c)	0.37	(c)	1.25	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	2,927,767	0.43		1.48		0.47		1.44
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	1,073,295	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.15	25,429,443	0.18		3.87		0.23		3.82
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.12	189,492	0.21		3.41		0.26		3.36
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.05	1,003,414	0.28		3.72		0.33		3.67
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.89	2,803,798	0.43		3.64		0.48		3.59
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.63	1,225,547	0.68		3.46		0.73		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	12,777,000	0.18		6.32		0.22		6.28
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	70,819	0.21	(c)	6.48	(c)	0.25	(c)	6.44	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	454,883	0.28		6.21		0.32		6.17
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	2,084,745	0.43		6.09		0.47		6.05
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.91	1,005,373	0.68		5.81		0.72		5.77

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,062,549	0.18		5.09		0.23		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	219,711	0.28		4.87		0.33		4.82
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.91	1,051,831	0.43		4.88		0.48		4.83
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.65	690,741	0.68		4.60		0.73		4.55

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.47%	$8,175,298	0.18	%(c)	0.94	%(c)	0.22	%(c)	0.90	%(c)
2004-FST Select Shares	1.00	0.005	(0.005)	1.00	0.46	28,970	0.21	(c)	0.91	(c)	0.25	(c)	0.87	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.42	110,448	0.28	(c)	0.84	(c)	0.32	(c)	0.80	(c)
2004-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.40	30,290	0.33	(c)	0.79	(c)	0.37	(c)	0.75	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.35	360,564	0.43	(c)	0.69	(c)	0.47	(c)	0.65	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.22	259,288	0.68	(c)	0.44	(c)	0.72	(c)	0.40	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.011	(0.011)	1.00	1.06	10,389,312	0.18		1.07		0.22		1.03
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.03	93,038	0.21		1.03		0.25		0.99
2003-FST Preferred Shares	1.00	0.010	(0.010)	1.00	0.96	113,299	0.28		0.98		0.32		0.94
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.91	24,180	0.33		0.85		0.37		0.81
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.81	447,290	0.43		0.81		0.47		0.77
2003-FST Service Shares	1.00	0.006	(0.006)	1.00	0.56	304,547	0.68		0.57		0.72		0.53

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.75	9,194,848	0.18		1.76		0.22		1.72
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.72	2,746	0.21		1.81		0.25		1.77
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.65	176,679	0.28		1.62		0.32		1.58
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.56	1	0.33	(c)	1.73	(c)	0.37	(c)	1.69	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.50	480,359	0.43		1.50		0.47		1.46
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.24	408,993	0.68		1.24		0.72		1.20

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.16	15,909,394	0.18		3.74		0.23		3.69
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.13	301,797	0.21		3.79		0.26		3.74
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.06	194,015	0.28		4.22		0.33		4.17
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.91	645,588	0.43		3.72		0.48		3.67
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.65	492,794	0.68		3.52		0.73		3.47

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.44	5,954,862	0.18		6.25		0.22		6.21
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.93	22,595	0.21	(c)	6.41	(c)	0.25	(c)	6.37	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.34	163,779	0.28		6.11		0.32		6.07
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.18	421,498	0.43		6.02		0.47		5.98
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.92	396,927	0.68		5.78		0.72		5.74

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.18	8,747,861	0.18		5.08		0.22		5.04
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	5.07	241,179	0.28		4.99		0.32		4.95
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.92	403,602	0.43		4.81		0.47		4.77
1999-FST Service Shares	1.00	0.05	(0.05)	1.00	4.66	305,972	0.68		4.53		0.72		4.49

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Obligations Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.004	$(0.004)	$1.00	0.42%	$1,425,014	0.20	%(c)	0.83	%(c)	0.22	%(c)	0.81	%(c)
2004-FST Select Shares	1.00	0.004	(0.004)	1.00	0.40	3	0.23	(c)	0.79	(c)	0.25	(c)	0.77	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.37	530,420	0.30	(c)	0.73	(c)	0.32	(c)	0.71	(c)
2004-FST Capital Shares	1.00	0.003	(0.003)	1.00	0.34	950	0.35	(c)	0.68	(c)	0.37	(c)	0.66	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.29	1,556,260	0.45	(c)	0.58	(c)	0.47	(c)	0.56	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.17	522,231	0.70	(c)	0.33	(c)	0.72	(c)	0.31	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.010	(0.010)	1.00	0.96	1,700,016	0.20		0.92		0.22		0.90
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.93	9,513	0.23		0.88		0.25		0.86
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.86	501,231	0.30		0.82		0.32		0.80
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.81	10,980	0.35		0.72		0.37		0.70
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.71	1,199,363	0.45		0.67		0.47		0.65
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.46	562,294	0.70		0.44		0.72		0.42

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	2,267,428	0.20		1.58		0.22		1.56
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	66,438	0.23		1.53		0.25		1.51
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	838,498	0.30		1.44		0.32		1.42
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.38	(c)	0.37	(c)	1.36	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	1,396,765	0.45		1.31		0.47		1.29
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	933,190	0.70		1.06		0.72		1.04

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.87	3,985,276	0.20		3.66		0.23		3.63
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.83	70,040	0.23		1.83		0.26		1.80
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.76	205,440	0.30		4.06		0.33		4.03
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.61	1,515,737	0.45		3.54		0.48		3.51
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.35	1,155,241	0.70		3.09		0.73		3.06

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.18	2,493,450	0.18		6.04		0.23		5.99
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.75	1	0.21	(c)	6.33	(c)	0.26	(c)	6.28	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.08	271,388	0.28		5.95		0.33		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.92	1,379,728	0.43		5.83		0.48		5.78
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.66	676,118	0.68		5.55		0.73		5.50

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.88	2,320,581	0.18		4.75		0.23		4.70
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.78	297,925	0.28		4.67		0.33		4.62
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.62	1,157,825	0.43		4.53		0.48		4.48
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.36	569,993	0.68		4.28		0.73		4.23

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Treasury Instruments Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.004	$(0.004)	$1.00	0.39%	$921,295	0.20	%(c)	0.76	%(c)	0.25	%(c)	0.71	%(c)
2004-FST Select Shares	1.00	0.004	(0.004)	1.00	0.38	64	0.23	(c)	0.75	(c)	0.28	(c)	0.70	(c)
2004-FST Preferred Shares	1.00	0.003	(0.003)	1.00	0.34	7,256	0.30	(c)	0.65	(c)	0.35	(c)	0.60	(c)
2004-FST Capital Shares	1.00	0.003	(0.003)	1.00	0.32	29,178	0.35	(c)	0.61	(c)	0.40	(c)	0.56	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.27	181,692	0.45	(c)	0.50	(c)	0.50	(c)	0.45	(c)
2004-FST Service Shares	1.00	0.001	(0.001)	1.00	0.14	65,619	0.70	(c)	0.25	(c)	0.75	(c)	0.20	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	805,747	0.20		0.84		0.25		0.79
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	1	0.23		0.83		0.28		0.78
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	8,053	0.30		0.77		0.35		0.72
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	22,662	0.35		0.70		0.40		0.65
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	187,685	0.45		0.59		0.50		0.54
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	112,084	0.70		0.33		0.75		0.28

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.57	971,035	0.20		1.47		0.25		1.42
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.54	5,004	0.23		1.76		0.28		1.71
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.47	28,674	0.30		1.39		0.35		1.34
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.52	13,614	0.35	(c)	1.09	(c)	0.40	(c)	1.04	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.31	208,186	0.45		1.14		0.50		1.09
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.06	81,875	0.70		0.98		0.75		0.93

2001-FST Shares	1.00	0.04	(0.04)	1.00	3.79	1,161,245	0.20		3.52		0.26		3.46
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	3.75	12,052	0.23		1.91		0.29		1.85
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.68	50,561	0.30		3.32		0.36		3.26
2001-FST Administration Shares	1.00	0.03	(0.03)	1.00	3.53	117,089	0.45		3.22		0.51		3.16
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.27	115,500	0.70		3.01		0.76		2.95

2000-FST Shares	1.00	0.06	(0.06)	1.00	5.90	734,427	0.18		5.80		0.28		5.70
2000-FST Select Shares (commenced January 31)	1.00	0.05	(0.05)	1.00	5.44	1	0.21	(c)	5.85	(c)	0.31	(c)	5.75	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	5.79	2,380	0.28		5.67		0.38		5.57
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	5.64	42,533	0.43		5.40		0.53		5.30
2000-FST Service Shares	1.00	0.05	(0.05)	1.00	5.38	68,194	0.68		5.18		0.78		5.08

1999-FST Shares	1.00	0.05	(0.05)	1.00	4.60	428,732	0.18		4.51		0.24		4.45
1999-FST Preferred Shares	1.00	0.04	(0.04)	1.00	4.49	208	0.28		4.53		0.34		4.47
1999-FST Administration Shares	1.00	0.04	(0.04)	1.00	4.34	67,748	0.43		4.29		0.49		4.23
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.08	42,095	0.68		4.07		0.74		4.01

(a)	Calculated based on the average shares outstanding methodology.

(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.

(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Government Fund

											Ratios assuming no
											expense reductions

									Ratio of net				Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses to		income to
	beginning	investment	to	end	Total	of period	average net		average net		average net		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.005	$(0.005)	$1.00	0.45%	$1,552,151	0.18	%(c)	0.91	%(c)	0.22	%(c)	0.87	%(c)
2004-FST Select Shares	1.00	0.004	(0.004)	1.00	0.44	131,115	0.21	(c)	0.88	(c)	0.25	(c)	0.84	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.40	478,397	0.28	(c)	0.81	(c)	0.32	(c)	0.77	(c)
2004-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.38	93,597	0.33	(c)	0.76	(c)	0.37	(c)	0.72	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.33	805,162	0.43	(c)	0.66	(c)	0.47	(c)	0.62	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.20	240,382	0.68	(c)	0.41	(c)	0.72	(c)	0.37	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.04	1,906,071	0.18		1.05		0.22		1.01
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	1.01	114,133	0.21		1.02		0.25		0.98
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.94	433,695	0.28		0.96		0.32		0.92
2003-FST Capital Shares	1.00	0.009	(0.009)	1.00	0.89	117,416	0.33		0.87		0.37		0.83
2003-FST Administration Shares	1.00	0.008	(0.008)	1.00	0.79	934,764	0.43		0.78		0.47		0.74
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.54	246,896	0.68		0.54		0.72		0.50

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.69	3,062,537	0.18		1.68		0.22		1.64
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.66	243,398	0.21		1.60		0.25		1.56
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.59	990,048	0.28		1.58		0.32		1.54
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.54	27,460	0.33	(c)	1.18	(c)	0.37	(c)	1.14	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.44	944,400	0.43		1.40		0.47		1.36
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.19	344,914	0.68		1.19		0.72		1.15

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.09	4,201,586	0.18		3.76		0.24		3.70
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.05	51,609	0.21		3.15		0.27		3.09
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.98	850,943	0.28		3.68		0.34		3.62
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.83	1,169,694	0.43		3.52		0.49		3.46
2001-FST Service Shares	1.00	0.04	(0.04)	1.00	3.57	576,226	0.68		3.17		0.74		3.11

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.31	1,859,266	0.18		6.14		0.23		6.09
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.84	11,247	0.21	(c)	6.30	(c)	0.26	(c)	6.25	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.21	361,111	0.28		6.19		0.33		6.14
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.05	595,037	0.43		5.93		0.48		5.88
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.79	273,355	0.68		5.60		0.73		5.55

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.03	2,260,275	0.18		4.91		0.22		4.87
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.93	181,155	0.28		4.81		0.32		4.77
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.77	519,266	0.43		4.67		0.47		4.63
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.51	435,192	0.68		4.35		0.72		4.31

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust—Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Federal Fund

											Ratios assuming no
											expense reductions

									Ratio of				Ratio of
							Ratio of		net				net
	Net asset			Net asset		Net assets,	net		investment		Ratio of total		investment
	value,	Net	Distributions	value,		end of	expenses		income to		expenses		income to
	beginning	investment	to	end of	Total	period	to average		average net		to average		average net
	of period	income(a)	shareholders	period	return(b)	(in 000’s)	net assets		assets		net assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.004	$(0.004)	$1.00	0.43%	$6,058,839	0.20	%(c)	0.85	%(c)	0.22	%(c)	0.83	%(c)
2004-FST Select Shares	1.00	0.004	(0.004)	1.00	0.41	3	0.23	(c)	0.82	(c)	0.25	(c)	0.80	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.38	138,450	0.30	(c)	0.76	(c)	0.32	(c)	0.74	(c)
2004-FST Capital Shares	1.00	0.004	(0.004)	1.00	0.35	3,872	0.35	(c)	0.70	(c)	0.37	(c)	0.68	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.30	338,698	0.45	(c)	0.60	(c)	0.47	(c)	0.58	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.18	446,304	0.70	(c)	0.35	(c)	0.72	(c)	0.33	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.010	(0.010)	1.00	1.00	7,076,044	0.20		0.99		0.22		0.97
2003-FST Select Shares	1.00	0.010	(0.010)	1.00	0.97	19	0.23		0.95		0.25		0.93
2003-FST Preferred Shares	1.00	0.009	(0.009)	1.00	0.90	108,637	0.30		0.87		0.32		0.85
2003-FST Capital Shares	1.00	0.008	(0.008)	1.00	0.84	4,748	0.35		0.77		0.37		0.75
2003-FST Administration Shares	1.00	0.007	(0.007)	1.00	0.74	419,747	0.45		0.75		0.47		0.73
2003-FST Service Shares	1.00	0.005	(0.005)	1.00	0.49	505,454	0.70		0.49		0.72		0.47

2002-FST Shares	1.00	0.02	(0.02)	1.00	1.65	8,955,842	0.20		1.64		0.22		1.62
2002-FST Select Shares	1.00	0.02	(0.02)	1.00	1.62	19	0.23		1.23		0.25		1.21
2002-FST Preferred Shares	1.00	0.02	(0.02)	1.00	1.55	121,744	0.30		1.54		0.32		1.52
2002-FST Capital Shares (commenced August 12)	1.00	0.01	(0.01)	1.00	0.53	1	0.35	(c)	1.43	(c)	0.37	(c)	1.41	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.40	685,582	0.45		1.39		0.47		1.37
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	1.15	650,133	0.70		1.14		0.72		1.12

2001-FST Shares	1.00	0.04	(0.04)	1.00	4.05	14,153,371	0.20		3.87		0.22		3.85
2001-FST Select Shares	1.00	0.04	(0.04)	1.00	4.02	1	0.23		3.59		0.25		3.57
2001-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.95	126,915	0.30		3.76		0.32		3.74
2001-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.79	1,134,424	0.45		3.75		0.47		3.73
2001-FST Service Shares	1.00	0.03	(0.03)	1.00	3.53	814,384	0.70		3.43		0.72		3.41

2000-FST Shares	1.00	0.06	(0.06)	1.00	6.26	8,296,788	0.20		6.16		0.23		6.13
2000-FST Select Shares (commenced January 31)	1.00	0.06	(0.06)	1.00	5.77	1	0.23	(c)	6.16	(c)	0.24	(c)	6.13	(c)
2000-FST Preferred Shares	1.00	0.06	(0.06)	1.00	6.16	145,000	0.30		5.93		0.32		5.90
2000-FST Administration Shares	1.00	0.06	(0.06)	1.00	6.00	1,024,184	0.45		5.89		0.48		5.86
2000-FST Service Shares	1.00	0.06	(0.06)	1.00	5.74	899,691	0.70		5.61		0.73		5.58

1999-FST Shares	1.00	0.05	(0.05)	1.00	5.05	4,206,119	0.18		4.96		0.23		4.91
1999-FST Preferred Shares	1.00	0.05	(0.05)	1.00	4.94	186,590	0.28		5.05		0.33		5.00
1999-FST Administration Shares	1.00	0.05	(0.05)	1.00	4.79	789,529	0.43		4.71		0.48		4.66
1999-FST Service Shares	1.00	0.04	(0.04)	1.00	4.53	478,635	0.68		4.46		0.73		4.41

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions. Returns for periods less than a full year are not annualized.
(c)	Annualized.

The accompanying notes are an integral part of these financial statements.

Goldman Sachs Trust— Financial Square Funds

Financial Highlights (continued)
Selected Data for a Share Outstanding Throughout Each Period
Tax-Free Money Market Fund

											Ratios assuming no
											expense reductions

									Ratio of net		Ratio of		Ratio of net
	Net asset			Net asset		Net assets,	Ratio of net		investment		total		investment
	value,	Net	Distributions	value,		end	expenses to		income to		expenses		income to
	beginning	investment	to	end	Total	of period	average net		average net		to average		average net
	of period	income(a)	shareholders	of period	return(b)	(in 000’s)	assets		assets		net assets		assets

For the Six Months Ended June 30, (Unaudited)

2004-FST Shares	$1.00	$0.004	$(0.004)	$1.00	0.42%	$8,041,305	0.18	%(c)	0.83	%(c)	0.22	%(c)	0.79	%(c)
2004-FST Select Shares	1.00	0.004	(0.004)	1.00	0.40	190,779	0.21	(c)	0.82	(c)	0.25	(c)	0.78	(c)
2004-FST Preferred Shares	1.00	0.004	(0.004)	1.00	0.37	170,970	0.28	(c)	0.74	(c)	0.32	(c)	0.70	(c)
2004-FST Capital Shares	1.00	0.003	(0.003)	1.00	0.34	10,985	0.33	(c)	0.67	(c)	0.37	(c)	0.63	(c)
2004-FST Administration Shares	1.00	0.003	(0.003)	1.00	0.29	244,863	0.43	(c)	0.58	(c)	0.47	(c)	0.54	(c)
2004-FST Service Shares	1.00	0.002	(0.002)	1.00	0.17	60,298	0.68	(c)	0.34	(c)	0.72	(c)	0.30	(c)

For the Years Ended December 31,

2003-FST Shares	1.00	0.009	(0.009)	1.00	0.89	7,052,124	0.18		0.87		0.22		0.83
2003-FST Select Shares	1.00	0.009	(0.009)	1.00	0.86	75,811	0.21		0.85		0.25		0.81
2003-FST Preferred Shares	1.00	0.008	(0.008)	1.00	0.79	204,104	0.28		0.79		0.32		0.75
2003-FST Capital Shares	1.00	0.007	(0.007)	1.00	0.74	2,784	0.33		0.75		0.37		0.71
2003-FST Administration Shares	1.00	0.006	(0.006)	1.00	0.64	273,661	0.43		0.61		0.47		0.57
2003-FST Service Shares	1.00	0.004	(0.004)	1.00	0.39	60,412	0.68		0.38		0.72		0.34

2002-FST Shares	1.00	0.01	(0.01)	1.00	1.30	4,537,375	0.18		1.29		0.22		1.25
2002-FST Select Shares	1.00	0.01	(0.01)	1.00	1.27	30	0.21		1.28		0.25		1.24
2002-FST Preferred Shares	1.00	0.01	(0.01)	1.00	1.20	177,825	0.28		1.20		0.32		1.16
2002-FST Capital Shares (commenced August 12)	1.00	— (d)	—(d )	1.00	0.44	7,222	0.33	(c)	0.94	(c)	0.37	(c)	0.90	(c)
2002-FST Administration Shares	1.00	0.01	(0.01)	1.00	1.05	206,792	0.43		1.04		0.47		1.00
2002-FST Service Shares	1.00	0.01	(0.01)	1.00	0.80	69,204	0.68		0.79		0.72		0.75

2001-FST Shares	1.00	0.03	(0.03)	1.00	2.60	3,588,030	0.18		2.46		0.23		2.41
2001-FST Select Shares	1.00	0.03	(0.03)	1.00	2.57	1	0.21		2.73		0.26		2.68
2001-FST Preferred Shares	1.00	0.02	(0.02)	1.00	2.50	17,722	0.28		2.45		0.33		2.40
2001-FST Administration Shares	1.00	0.02	(0.02)	1.00	2.34	146,621	0.43		2.27		0.48		2.22
2001-FST Service Shares	1.00	0.02	(0.02)	1.00	2.09	68,298	0.68		2.04		0.73		1.99

2000-FST Shares	1.00	0.04	(0.04)	1.00	3.95	2,693,098	0.18		3.93		0.23		3.88
2000-FST Select Shares (commenced January 31)	1.00	0.04	(0.04)	1.00	3.66	1	0.21	(c)	3.97	(c)	0.26	(c)	3.92	(c)
2000-FST Preferred Shares	1.00	0.04	(0.04)	1.00	3.85	18,568	0.28		3.81		0.33		3.76
2000-FST Administration Shares	1.00	0.04	(0.04)	1.00	3.69	108,335	0.43		3.66		0.48		3.61
2000-FST Service Shares	1.00	0.03	(0.03)	1.00	3.43	71,614	0.68		3.46		0.73		3.41

1999-FST Shares	1.00	0.03	(0.03)	1.00	3.13	1,775,327	0.18		3.12		0.22		3.08
1999-FST Preferred Shares	1.00	0.03	(0.03)	1.00	3.03	31,359	0.28		2.99		0.32		2.95
1999-FST Administration Shares	1.00	0.03	(0.03)	1.00	2.88	127,967	0.43		2.81		0.47		2.77
1999-FST Service Shares	1.00	0.03	(0.03)	1.00	2.62	69,465	0.68		2.61		0.72		2.57

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions and a complete redemption of the investment at the net asset value at the end of the period. Returns for periods less than a full year are not annualized.
(c)	Annualized.

(d)	Less than $.005 per share.

The accompanying notes are an integral part of these financial statements.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request by calling 1-800-621-2550; and (ii) on the Securities and Exchange Commission Website at http://www.sec.gov.

This Semiannual Report is authorized for distribution to prospective investors only when preceded or accompanied by a Goldman Sachs Trust Financial Square Funds Prospectus, which contains facts concerning each Fund’s objectives and policies, management, expenses and other information.

TRUSTEES
Ashok N. Bakhru, Chairman
John P. Coblentz, Jr.
Patrick T. Harker
Mary Patterson McPherson
Alan A. Shuch
Wilma J. Smelcer
Richard P. Strubel
Kaysie P. Uniacke

OFFICERS
Kaysie P. Uniacke, President
James A. Fitzpatrick, Vice President
James A. McNamara, Vice President
John M. Perlowski, Treasurer
Howard B. Surloff, Secretary

GOLDMAN, SACHS & CO.
Distributor and Transfer Agent

GOLDMAN SACHS ASSET MANAGEMENT, L.P.
Investment Adviser

FSQ/ SAR 06/04	Goldman Sachs Funds 32 Old Slip New York, NY 10005

ITEM 2.	CODE OF ETHICS.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to the semi-annual report for the period ending June 30, 2004.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable to the semi-annual report for the period ended June 30, 2004.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Exhibit 99.CODE	Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrants's Form N-CSR filed on March 8, 2004 for its Real Estate Securites Fund (Accession Number 0000950123-04-0002984)

(a)(2)	Exhibit 99.CERT Exhibit 99.906CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

/s/ Kaysie Uniacke

By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Kaysie Uniacke
By: Kaysie Uniacke
Chief Executive Officer of
Goldman Sachs Trust

Date: August 26, 2004

/s/ John M. Perlowski
By: John M. Perlowski
Chief Financial Officer of
Goldman Sachs Trust

Date: August 26, 2004